As filed with the Securities and Exchange Commission on October 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22228
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LP
 (Exact name of registrant as specified in charter)

3043 Townsgate Road
Westlake Village, CA 91361
 (Address of principal executive offices) (Zip code)

Derek W. Starks, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
3043 Townsgate Road
Westlake Village, CA 91361
(Name and address of agent for service)

Copies to:
Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2014

EXPLANATORY NOTE
The Registrant is filing this amendment to its Form N-CSR for the fiscal year ended December 31, 2014, originally filed with the Securities and Exchange Commission on March 19, 2015. The purpose of this amendment is to include an audited Schedule of Investments in Item 6 – Investments as of December 31, 2014 and updated certifications attached as Exhibit 99. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LP
and Subsidiaries

Annual Report
As of and for the year ended December 31, 2014

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Table of Contents

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Assets and Liabilities
December 31, 2014

Assets:
Investments at fair value (cost $233,246,384)	$264,666,275
Receivable from PennyMac Loan Services, LLC	30,949,167
Interest receivable	2,100,476
Other assets	176,301
Total assets	297,892,219

Liabilities:

Payable to Investment Manager	888,099
Accrued expenses	450,014
Other liabilities	975,535
Total liabilities	2,313,648

Partners’ capital	$295,578,571

Partners’ capital consists of:
Non-controlling Interest	$26,764,463
General partner	40,772,973
Limited partner	228,041,135
Total partners’ capital	$295,578,571

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Summary Schedule of Investments
December 31, 2014

INVESTMENTS - 90%*
INVESTMENTS IN NONAFFILIATES - 80%*

Description	Note Rate	State	Principal Amount	Fair Value
Mortgage loans
Mortgage Loan ID#1000043954	7.25%	FL	$2,250,000	$1,803,097
Mortgage Loan ID#1000043543	4.00%	CA	1,724,117	1,207,610
Mortgage Loan ID#1000015063	7.38%	FL	1,350,000	1,032,277
Mortgage Loan ID#1000043569	2.63%	CA	1,500,000	916,242
Mortgage Loan ID#1000002193	6.88%	DC	990,000	877,102
Mortgage Loan ID#1000028984	2.00%	CA	1,364,442	849,093
Mortgage Loan ID#1000043880	3.00%	OR	1,387,425	846,737
Mortgage Loan ID#1000043932	2.88%	MA	963,658	827,444
Mortgage Loan ID#1000027965	2.75%	CO	916,891	803,634
Mortgage Loan ID#1000035343	6.50%	CA	900,315	784,944
Mortgage Loan ID#1000015629	6.00%	CA	996,000	782,377
Mortgage Loan ID#1000000784	7.00%	CA	763,585	762,536
Mortgage Loan ID#1000017381	5.88%	MA	849,072	756,536
Mortgage Loan ID#1000035099	6.00%	NE	999,000	750,082
Mortgage Loan ID#1000015520	8.00%	GA	1,000,000	707,678
Mortgage Loan ID#1000000557	6.90%	NJ	990,473	698,466
Mortgage Loan ID#1000015969	7.43%	MA	705,097	688,659
Mortgage Loan ID#1000043772	5.88%	FL	920,218	680,737
Mortgage Loan ID#1000034910	3.00%	CA	815,462	678,932
Mortgage Loan ID#1000015179	4.25%	CT	887,187	660,366
Mortgage Loan ID#1000016466	3.00%	CA	781,095	658,980
Mortgage Loan ID#1000015438	3.00%	AZ	741,808	648,918
Mortgage Loan ID#1000026482	2.63%	CA	745,574	639,399
Mortgage Loan ID#1000043535	5.34%	NE	970,251	634,449
Mortgage Loan ID#1000026543	6.25%	GA	731,500	633,220
Mortgage Loan ID#1000034768	2.88%	NE	678,801	607,797
Mortgage Loan ID#1000035161	7.75%	NE	632,986	594,283
Mortgage Loan ID#1000016663	6.88%	OR	799,863	581,572
Mortgage Loan ID#1000028962	2.00%	CA	713,838	558,432
Mortgage Loan ID#1000002189	7.25%	NY	918,098	555,647
Mortgage Loan ID#1000025942	2.00%	CA	626,372	541,117
Mortgage Loan ID#1000000811	3.00%	CA	644,764	540,708
Mortgage Loan ID#1000026981	2.00%	MA	779,245	530,980
Mortgage Loan ID#1000001651	7.38%	FL	813,787	522,000
Mortgage Loan ID#1000043744	6.38%	CA	778,451	513,723
Mortgage Loan ID#1000016006	7.15%	NY	641,150	511,260
Mortgage Loan ID#1000043755	7.50%	MI	478,088	511,147
Mortgage Loan ID#1000001411	3.00%	CA	832,829	504,520
Mortgage Loan ID#1000027182	7.00%	NE	649,095	499,818
Mortgage Loan ID#1000016833	6.50%	NE	645,282	495,849
Mortgage Loan ID#1000026843	5.88%	CA	536,000	489,102
Mortgage Loan ID#1000002404	3.44%	NY	755,396	484,896
Mortgage Loan ID#1000016499	5.75%	NE	720,000	481,573
Mortgage Loan ID#1000015840	4.00%	CA	775,577	475,645
Mortgage Loan ID#1000015367	5.88%	IL	545,527	474,317
Other	4.83%		323,892,471	182,011,728
			364,100,790	212,815,629

(continued)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Summary Schedule of Investments
December 31, 2014

(continued)

Description	Note Rate	State	Principal Amount	Fair Value
Real estate acquired in settlement of loans
Real Estate Owned ID#1000043536	N/A	MI	$860,000	$815,639
Real Estate Owned ID#1000001643	N/A	FL	621,672	772,666
Real Estate Owned ID#1000038536	N/A	MA	930,546	765,000
Real Estate Owned ID#1000043808	N/A	FL	471,000	620,000
Real Estate Owned ID#1000029360	N/A	MI	544,877	490,000
Other	N/A		41,706,101	21,232,505
			45,134,196	24,695,810

TOTAL INVESTMENTS IN NONAFFILIATES (Cost $206,091,548)			409,234,986	237,511,439

INVESTMENTS IN AFFILIATES - 10%*

Name of Issuer			Shares	Fair Value
Short-Term Investment
BlackRock Liquidity Funds: TempFund Institutional Shares ^			27,154,836	27,154,836

TOTAL INVESTMENTS IN AFFILIATES (Cost $27,154,836)			27,154,836	27,154,836

TOTAL INVESTMENTS (Cost $233,246,384)				264,666,275

Other assets in excess of other liabilities - 10%*				30,912,296
TOTAL PARTNERS’ CAPITAL - 100%*				$295,578,571

* Percentages are stated as a percent of partners’ capital
^ Investment represents securities held or issued by related parties
All investments are in the United States of America.

(Concluded)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Operations
For the Year Ended December 31, 2014

Investment income
Interest from mortgage loans	$45,461,373
Dividends from related party-
BlackRock Liquidity Funds: Tempfund Institutional Shares	8,331
Home Affordable Modification Program incentives	1,961,959
Other	90,156
Total investment income	47,521,819

Expenses
Mortgage loan servicing fees	5,015,209
Investment advisory fees	4,205,492
Collection and liquidation expenses	2,566,228
Interest	717,401
Professional fees	489,521
Collateral valuation	424,736
Insurance	312,905
Directors’ fees and expenses	296,905
Trustee fees	105,295
Administration fees	255,341
Loan accounting fees	48,487
Investment software licensing	47,633
Taxes	32,646
Custodian fees.	24,670
Registration fees	13,809
Total expenses before mortgage loan servicing fee rebate	14,556,278
Mortgage loan servicing fee rebate	(792,610)
Net expenses	13,763,668
Net investment income	33,758,151

Net realized gain and change in unrealized gain on investments:
Net realized gain on investments	30,370,190
Net change in unrealized gain on investments	(31,062,723)
Net realized gain and change in unrealized gain on investments	(692,533)
Net income resulting from operations	33,065,618
Less: income attributable to Non-controlling Interest	16,045,681
Net increase in partners’ capital resulting from operations	$17,019,937

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statements of Changes in Partners’ Capital
For the Years Ended December 31, 2014 and 2013

		General	Limited
		Partner	Partner	Total
Partners’ capital, December 31, 2012	-	$29,786,420	$331,483,559	$361,269,979

Distributions	-	-	(60,997,001)	(60,997,001)
Increase in partners’ capital from operations:
Net investment income	-	40	2,782,962	2,783,002
Net change in unrealized gain on investments	-	214	38,971,781	38,971,995
Net change in Carried Interest	-	7,917,934	(7,917,934)	-
Net increase in partners’ capital from operations	-	7,918,188	33,836,809	41,754,997

	Non-controlling
	Interest
Partners’ capital, December 31, 2013	$-	37,704,608	304,323,367	342,027,975

Adjustment for adoption of Accounting
Standards Update 2013-08 (Note 2)	45,394,581	-	-	45,394,581

Partners’ capital, January 1, 2014	45,394,581	37,704,608	304,323,367	387,422,556
Distributions	(34,675,799)	-	(90,233,804)	(124,909,603)
Increase in partners’ capital from operations:
Net investment income	5,123,517	201	28,634,433	33,758,151
Net realized gain on investments	15,006,262	94	15,363,834	30,370,190
Net change in unrealized gain on investments	(4,084,098)	(165)	(26,978,460)	(31,062,723)
Net change in Carried Interest	-	3,068,235	(3,068,235)	-
Net increase in partners’ capital from operations	16,045,681	3,068,365	13,951,572	33,065,618

Partners’ capital, December 31, 2014	$26,764,463	$40,772,973	$228,041,135	$295,578,571

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Cash Flows
For the Year ended December 31, 2014

Cash flows from operating activities:

Net increase in partners’ capital resulting from operations	$33,065,618

Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:

Principal repayments on mortgage loans	30,218,488
Capitalization of interest on mortgage loans	(8,653,704)
Sales of mortgage loans and real estate acquired in settlement of loans	154,371,972
Net change in short-term investment	(8,407,271)
Accrual of unearned discount on mortgage loans	(29,129,936)
Amortization of premium on asset-backed secured financing	(82,219)
Net realized gain on investments	(30,370,190)
Net change in unrealized gain on investments	31,062,723
Changes in other assets and liabilities:
Decrease in interest receivable	836,081
Decrease in receivable from PennyMac Loan Services, LLC	1,114,210
Decrease in other assets	1,001,117
Decrease in payable to Investment Manager	(245,920)
Decrease in interest payable	(176,802)
Decrease in accrued expenses	(106,249)
Increase in other liabilities	99,526
Net cash provided by operating activities	174,597,444

Cash flows from financing activities:
Repayment of asset-backed secured financing	(49,687,841)
Capital distributions to Non-controlling Interest	(34,675,799)
Capital distributions to Limited Partner	(90,233,804)
Net cash used in financing activities	(174,597,444)

Net change in cash	-

Cash at beginning of year	-
Cash at end of year	$-

Supplemental cash flow information:
Cash paid for income taxes	$32,646
Cash paid for interest	$976,422

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Financial Highlights
As of and for the Years ended December 31, 2014, 2013, 2012, 2011, 2010

For the year ended December 31, 2014
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	6.67%	5.39%	5.39%
Carried Interest (3)	1.47%	-0.36%	-
After Carried Interest	8.14%	5.03%	5.39%

Internal rate of return (4)	426.38%	10.15%	11.85%

Ratio of net investment income to weighted average
partners capital	9.92%	9.38%	9.38%

Ratio of expenses to weighted average partners’ capital (1)	2.81%	4.41%	4.41%
Carried Interest	-151,179.28%	1.00%	-
Ratio of expenses and carried interest to weighted average
partners’ capital	-151,176.47%	5.41%	4.41%

Partners’ capital, end of year	$40,772,973	$228,041,135	$268,814,108
Portfolio turnover rate			0.00%

For the year ended December 31, 2013
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	14.95%	13.86%	13.86%
Carried Interest (3)	11.63%	-1.40%	-
After Carried Interest	26.58%	12.46%	13.86%

Internal rate of return (4)	605.95%	10.79%	12.72%

Ratio of net investment income to weighted average
partners capital	2.18%	0.86%	0.86%

Ratio of expenses to weighted average partners’ capital (1)	0.31%	1.68%	1.68%
Carried Interest	-430,447.69%	2.44%	-
Ratio of expenses and carried interest to weighted average
partners’ capital	-430,447.38%	4.12%	1.68%

Partners’ capital, end of year	$37,704,608	$304,323,367	$342,027,975
Portfolio turnover rate (5)			0.00%

(Continued)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Financial Highlights
As of and for the Years ended December 31, 2014, 2013, 2012, 2011, 2010

For the year ended December 31, 2012
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	9.13%	7.70%	7.70%
Carried Interest (3)	12.58%	-0.97%	-
After Carried Interest	21.71%	6.73%	7.70%

Internal rate of return (4)	944.06%	10.54%	12.55%

Ratio of net investment income to weighted average
partners capital	8.44%	6.57%	6.57%

Ratio of expenses to weighted average partners’ capital (1)	0.83%	2.30%	2.30%
Carried Interest	-327,857.36%	1.39%	-
Ratio of expenses and carried interest to weighted average
partners’ capital	-327,856.53%	3.69%	2.30%

Partners’ capital, end of year	$29,786,420	$331,483,559	$361,269,979
Portfolio turnover rate (5)			15.00%

For the year ended December 31, 2011
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	8.48%	6.98%	6.98%
Carried Interest (3)	29.87%	-1.47%	-
After Carried Interest	38.35%	5.51%	6.98%

Internal rate of return (4)	1,872.29%	11.80%	14.16%

Ratio of net investment income to weighted average
partners capital	7.22%	5.82%	5.82%

Ratio of expenses to weighted average partners’ capital (1)	0.83%	2.30%	2.30%
Carried Interest	-451,547.69%	1.68%	-
Ratio of expenses and carried interest to weighted average
partners’ capital	-451,546.86%	3.98%	2.30%

Partners’ capital, end of year	$24,474,178	$378,888,045	$403,362,223
Portfolio turnover rate (5)			7.00%

(Continued)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Financial Highlights
As of and for the Years ended December 31, 2014, 2013, 2012, 2011, 2010

For the year ended December 31, 2010
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	30.97%	29.05%	29.05%
Carried Interest (3)	1,613,442.17%	-4.89%	-
After Carried Interest	1,613,473.14%	24.16%	29.05%

Internal rate of return (4)	5,897.95%	15.29%	18.15%

Ratio of net investment income to weighted average
partners capital	8.27%	5.51%	5.51%

Ratio of expenses to weighted average partners’ capital (1)	0.76%	2.36%	2.36%
Carried Interest	-1,386,765.96%	4.77%	-
Ratio of expenses and carried interest to weighted average
partners’ capital	-1,386,765.20%	7.13%	2.36%

Partners’ capital, end of year	$17,689,725	$402,536,555	$420,226,280
Portfolio turnover rate (5)			61.00%

(1)	In accordance with the Limited Partnership Agreement of the Master Fund, not all expenses are allocated to the General Partner (see Note 8).
(2)	Total return is calculated for each partner class taken as a whole. An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.
(3)	The carried interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.
(4)	Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions), outflows (distributions), with the exception of distributions declared but not paid, net of carried interest on a life-to date basis.
(5)	Portfolio turnover rates do not include non-cash contributions or non-cash distributions from Mortgage Investments.

(Concluded)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year ended December 31, 2014

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware. The Master Fund is registered under the Investment Company Act of 1940, as amended. Interests in the Master Fund were issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments, and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“the SEC”). The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company. Both the Investment Manager and General Partner are wholly-owned subsidiaries of Private National Mortgage Acceptance Company, LLC (“PNMAC”).

The Master Fund operates as a master fund in a master-feeder fund structure. The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner. The Fund owned 77% of the Master Fund at December 31, 2014 and is the sole limited partner. The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through its subsidiaries: PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co. Funding II, LLC, PNMAC Mortgage Co., LLC,  and PNMAC Mortgage Co (FI), LLC (these companies are referred to collectively as the “Mortgage Investments”).

•
PNMAC Mortgage Co. Funding, LLC and PNMAC Mortgage Co. Funding II, LLC are wholly owned limited liability companies that acquire, hold and work out distressed U.S. residential mortgage loans and MBS resulting from securitization of such mortgage loans.

•	PNMAC Mortgage Co. LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans.

•
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”). FNBN is a limited liability company formed to own a pool of residential mortgage loans in a transaction with the Federal Deposit Insurance Corporation (the “FDIC”).

PNMAC Mortgage Co (FI), LLC is the sole member and manager of FNBN. Accordingly, PNMAC Mortgage Co (FI), LLC consolidates its investment in FNBN. The FDIC owns a substantial participation interest in the proceeds of the mortgage loans held by FNBN that depends on the amount of proceeds collected. The FDIC’s interest in FNBN is shown as a Non-controlling Interest in the Master Fund (the “Non-controlling Interest”). The FDIC’s Non-controlling Interest in FNBN is included in the Consolidated Statement of Assets and Liabilities as a component of Partners’ Capital.

The Master Fund owns a 100% interest in a series of PNMAC Mortgage Co (FI), LLC. The series holds its own assets and recognizes the revenues and expenses attributable to those assets.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year ended December 31, 2014

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN. PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee as defined in the operating agreement and (ii) it first obtains prior written consent of the FDIC. The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

Through its mortgage servicing agreement with PennyMac Loan Services, LLC (“PLS”), the Master Fund proactively works with borrowers to perform loan servicing and loss mitigation activities to maximize returns and minimize credit losses. PLS is a wholly owned subsidiary of PNMAC.

The Master Fund seeks to maximize the value of the mortgage loans that it acquires based on whether the acquired loans are performing or nonperforming:

•
The objective for performing loans is value enhancement through effective “high touch” servicing, which is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable loan modification and restructuring programs that address borrowers’ ability and willingness to pay their mortgage loans. Once the Master Fund has improved the credit quality of a loan, the Master Fund may monetize the enhanced value through various disposition strategies.

•	When loan modifications and other efforts are unable to cure distressed loans, the Master Fund’s objective is to effect timely acquisition and liquidation of the property securing the mortgage loan.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale. The Master Fund may hold interests in pools of such securitized mortgage loans and invests directly in other mortgage-related investment securities.

The Master Fund began operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Partnership Agreement governing the Master Fund.

Note 2—Significant Accounting Policies

The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) as codified by the Financial Accounting Standards Board (“FASB”) in its Accounting Standards Codification (the “Codification”). The Master Fund reports its investments in accordance with the Financial Services - Investment Companies topic of the Codification.

Following are the significant accounting policies adopted by the Master Fund:

Basis of Preparation
In June of 2013, the FASB issued an Accounting Standards Update (“ASU”) to the Codification, ASU 2013-08 Financial Services – Investment Companies - Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”). ASU 2013-08 changes the approach to determining whether an entity is an investment company within the scope of the Financial Services – Investment Companies topic of the Codification and provides comprehensive implementation guidance for that assessment. ASU 2013-08 also modifies measurement and disclosure requirements for investment companies within the scope of the Financial Services – Investment Companies topic of the Codification. ASU 2013-08 became effective for the Master Fund’s financial statements for the year ended December 31, 2014.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year ended December 31, 2014

As the result of the Master Fund’s adoption of ASU 2013-08, the Investment Manager has concluded that the Master Fund and Mortgage Investments are all classified as investment companies. As a result of this new classification, the Master Fund has changed the reporting of its Mortgage Investments from recording them as separate investments at fair value to consolidation of the Mortgage Investments in its financial statements.

As a result of this change, in 2014, the Master Fund consolidated the Mortgage Investments’ assets and liabilities on its Consolidated Statement of Assets and Liabilities, the income and expenses relating to such investments on its Consolidated Statement of Operations and has recognized a Non-controlling Interest (described in Note 2 – Significant Accounting Policies – Partners’ Capital and Non-controlling Interest). Due to the prospective adoption of ASU 2013-08, certain opening balance adjustments were required to conform to current year presentation in the statement of changes in partners’ capital and Note 3.  Additionally, the adoption caused a change in the cost basis of the investments, which resulted in an offsetting reclassification between unrealized gains and interest income.  There was no change to either the General or Limited Partners’ capital accounts as a result of these changes.

Intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Investment Manager to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of interest income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

Fair Value
The Master Fund carries its investments at fair value with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the assumptions used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

While the Investment Manager believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial instruments would likely result in a different estimate of fair value at the reporting date. Those fair values may differ significantly from the fair values that would have been used had a readily available market for such assets or liabilities existed, or had such assets or liabilities been liquidated, and those differences could be material to the financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year ended December 31, 2014

Short-term Investments
The short-term investments are carried at fair value with changes in fair value recognized in current period operations.  Short-term investments, which represent investments in an institutional liquidity (or money market) fund, are valued based on the value per share published by the manager of the money market fund on the valuation date.  The Master Fund’s short-term investments are classified as a “Level 1” fair value financial statement item.

Interest Income Recognition
Interest income on mortgage loans is recognized over the life of the mortgage loan using the interest method. The Fund Administrator estimates, at the time of purchase, the future expected cash flows and determines the effective interest rate based on the estimated cash flows and the Master Fund’s purchase price. The Fund Administrator updates its cash flow estimates monthly.

Estimating cash flows is subject to a number of assumptions that are subject to uncertainties, including the rate and timing of principal repayments, the mortgage note interest rate, interest rate fluctuations, interest payment shortfalls due to delinquencies on the underlying mortgage loans, the likelihood of modification and the timing of the magnitude of credit losses on the mortgage loans. The Fund Administrator, subject to the oversight of the Investment Manager, applies its judgment in developing its inputs. These uncertainties are difficult to predict and are subject to future events whose outcomes will affect the Master Fund’s fair value amounts and interest income.

Dividends
Dividends on short-term investment which represents deposits in an institutional money market fund are accrued based on the interest earned by the money market fund reduced by its operating expenses as reported by the money market fund for the reporting period.

Home Affordable Modification Program Incentive Fees
The Master Fund receives incentive fees for successful modification of certain mortgage loans that are either delinquent or at risk of default under the U.S. Department of Housing and Urban Development’s Home Affordable Modification Program (“HAMP”). HAMP establishes standard loan modification guidelines for “at risk” homeowners and provides incentive payments to certain participants for achieving modifications and successfully remaining in the program. HAMP incentive fees are recognized as income when the Master Fund receives the incentive payments.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to advisory fees, custody fees, and interest. Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their assets. All expenses are recognized on the accrual basis of accounting.

Income Taxes
The Master Fund has elected to be treated as a partnership for federal income tax purposes. Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year ended December 31, 2014

The Investment Manager’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions. The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions that will be taken on the tax return for the fiscal year ended December 31, 2014. The Investment Manager is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, the Investment Manager of the Master Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of December 31, 2014, open federal and state income tax years include the tax years ended December 31, 2011 through 2014 and December 31, 2010 through 2014, respectively. The Master Fund has no examination in progress.

If applicable, the Master Fund will recognize interest charges related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

No distributions will be made by the Master Fund to cover any taxes due on Limited Partners’ investments in the Master Fund. Investors may not redeem capital from the Master Fund, and they must have other sources of cash available to them to pay such taxes.

Partners’ Capital and Non-controlling Interest
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with the partners’ respective investment ownership percentages of the Master Fund. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interests in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund, other than in accordance with the partners’ respective investment ownership percentages.

The Non-controlling Interest is secured by a first priority security interest in the mortgage loans owned by FNBN.  The Non-controlling Interest will terminate upon completion of the final distribution of proceeds from FNBN’s mortgage loans. The Non-controlling Interest has no voting rights.  The Non-controlling Interest has a clean-up call right exercisable after 10 years or when the unpaid principal balance of FNBN’s mortgage loans is 10% or less of the unpaid principal balance on the date of commencement of operations.

Distributions are made to the Non-controlling Interest and the Master Fund from cash flows remaining after FNBN is reimbursed for any allowable fees and costs (including management fees payable to FNBN). Initially, the Non-controlling Interest was entitled to receive 80% of proceeds available for distribution until the total distributions were $160 million. This occurred in December 2011 and as a result the Non-controlling Interest receives 60% of proceeds available for distribution.

Capital Distributions and Carried Interest
Partner distributions, other than the distributions to the Non-controlling Interest, are made in accordance with the following distribution priorities:

1.
First, 100% to the Limited Partner until the Limited Partner has received 100% of the Limited Partner’s capital contributions (irrespective of whether such capital contributions were used to make investment, pay management fees and expenses or any other purpose);

2.	Second, 100% to the Limited Partner, until the Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year ended December 31, 2014

3.
Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the sum of (a) the profits distributed to the Limited Partner pursuant to (2) above and (b) the amount paid to the General Partner pursuant to this item (3); and

4.	Thereafter, (i) 80% to the Limited Partner and (ii) 20% to the General Partner (the “Carried Interest”).

The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Note 3—Fair Value

Following is a summary of financial statement items that are measured at fair value on a recurring basis for the year ended December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$27,154,836	$-	$-	$27,154,836
Mortgage loans	-	-	212,815,629	212,815,629
Real estate acquired in settlement of loans	-	-	24,695,810	24,695,810
	$27,154,836	$-	$237,511,439	$264,666,275

There were no transfers of items measured at fair value between fair value hierarchy levels during the year ended December 31, 2014.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year ended December 31, 2014

The following tables present a roll forward of the assets and liabilities for which Level 3 inputs were used to determine fair value for the year ended December 31, 2014.

	Mortgage Loans	Real Estate Acquired in Settlement of Loans	Mortgage Investments	Mortgage- Backed Security	Total
Assets:
Balance at December 31, 2013	$-	$-	$333,598,762	$5,887,357	$339,486,119
Effect of adoption of ASU 2013-08*	355,800,716	29,012,927	(333,598,762)	(5,887,357)	45,327,524
Balance at January 1, 2014	355,800,716	29,012,927	-	-	384,813,643
Sales	(128,761,773)	(25,610,199)	-	-	(154,371,972)
Repayments	(30,218,488)	-	-	-	(30,218,488)
Capitalization of interest	8,653,704	-	-	-	8,653,704
Accrual of unearned discounts	29,129,936		-	-	29,129,936
Transfers of mortgage loans to REO	(32,406,886)	32,406,886	-	-	-
Net gains/(losses) on investments:
Realized	40,681,086	(10,310,896)	-	-	30,370,190
Unrealized**	(30,062,666)	(802,908)	-	-	(30,865,574)
Balance at December 31, 2014	$212,815,629	$24,695,810	$-	$-	$237,511,439

Changes in fair value recognized during the year
relating to assets still held at December 31, 2014	$(1,148,573)	$2,865,338	$-	$-	$1,716,765

Asset-backed Secured Financing
Liabilities:
Balance at December 31, 2013	$-
Effect of adoption of ASU 2013-08*	49,572,911
Balance at January 1, 2014	49,572,911
Repurchases	(49,687,841)
Amortization of premium	(82,219)
Net unrealized loss on investments	197,149
Balance at December 31, 2014	$-

*Adjustments for the adoption of ASU 2013-08 reflect the conversion of the Master Fund’s accounting for its Mortgage Investments from separate investments recorded at fair value to consolidation of the Mortgage Investments and recognition of mortgage loans, real estate acquired in settlement of loans, and asset-backed secured financing held by the Mortgage Investments.

**Changes in fair value as a result of changes in instrument-specific credit risk relating to mortgage loans resulted in a gain of $7,470,211 for the year ended December 31, 2014.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year ended December 31, 2014

Valuation Techniques and Assumptions

Most of the Master Fund’s assets are carried at fair value with changes in fair value recognized in current period operations. A substantial portion of those assets are “Level 3” financial statement items which require the use of significant unobservable inputs in the estimation of the assets’ fair values. Unobservable inputs reflect the Investment Manager’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

Because the fair value of “Level 3” financial instruments is difficult to estimate, the Investment Manager’s process includes performance of these items’ valuation by a specialized staff and significant executive management oversight. The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” financial statement items to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for estimating the fair value of and monitoring the Master Fund’s investment portfolios and maintenance of its valuation policies and procedures.

The Investment Manager’s FAV group submits the results of its valuations to the Investment Manager’s valuation committee, which oversees and approves the valuations before such valuations are included in the Master Fund’s periodic financial statements. The Investment Manager’s valuation committee includes the chief executive, financial, operating, credit, and asset/liability management officers of PNMAC.

The FAV group monitors the models used for valuation of the Master Fund’s “Level 3” financial statement items, including the models’ performance versus actual results and reports those results to the valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used to estimate fair value.

The FAV group is responsible for reporting to the Investment Manager’s valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and assumptions. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of each of the changes to the significant inputs to the models.

The following describes the methods used to estimate the fair values of Level 3 financial statement items:

Mortgage Loans

Mortgage loans held by the Master Fund are generally not saleable into active mortgage loan markets. Therefore the Master Fund classifies these assets as “Level 3” financial statement items, and their fair values are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

The Investment Manager incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. For example, for mortgage loans where the significant inputs have become unobservable due to illiquidity in the markets for distressed mortgage loans or non-Agency, non-conforming mortgage loans, a discounted cash flow technique is used to estimate fair value. This technique incorporates forecasting of expected cash flows discounted at an appropriate market discount rate that is intended to reflect the lack of liquidity in the market.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year ended December 31, 2014

The valuation process includes the computation by stratum of the loan population and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages. The Investment Manager’s FAV staff computes the effect on fair value of changes in inputs such as interest rates, home prices, and delinquency status to assess the reasonableness of changes in the loan valuation. The results of the estimates of fair value of the Master Fund’s mortgage loans are reported to the Investment Manager’s valuation committee as part of its review and approval of monthly valuation results.

Changes in fair value attributable to investment-specific credit risk are measured by the effect on the loan’s fair value of changes in the respective loan’s delinquency status at period-end from the later of the beginning of the period or acquisition date.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the loans’ fair value. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

Following is a quantitative summary of key assumptions used in the valuation of mortgage loans at fair value:

Valuation Techniques	Key Inputs	Range (Weighted average)
Discounted cash flow	Discount rate	2.34% - 22.95%
(9.27%)
	Twelve-month housing price indexchange	4.04% - 5.34%
(4.64%)
	Voluntary Prepayment speed (Life voluntary CRR) (1)	0.02% - 3.65%
(2.85%)
	Total Prepayment speed (Life total CPR) (2)	1.25% - 23.13%
(17.37%)
________________
(1) Prepayment speed is measured using Constant Repayment Rate
(2) Prepayment speed is measured using Conditional Prepayment Rate

Real Estate Acquired in Settlement of Loans

Fair value of real estate acquired in settlement of loans (“REO”) is determined by using a current estimate of fair value from a broker’s price opinion, a full appraisal or the price given in a pending contract of sale. REO fair values are reviewed by the Investment Manager’s staff appraisers when the Master Fund obtains multiple indications of fair value and there are significant differences between the fair values received. The Investment Manager’s staff appraisers will attempt to resolve the differences between the indications of fair value. In circumstances where the appraisers are not able to generate adequate data to support a fair value conclusion, the staff appraisers will order an additional appraisal to resolve the property’s fair value.

REO may be subsequently revalued due to the Master Fund receiving greater access to the property, the property being held for an extended period or management receiving indications that the property’s fair value may not be supported by developing market conditions.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year ended December 31, 2014

Note 4—Concentration of Credit Risk

The Master Fund has assumed a concentration of credit risk in connection with its investments in mortgage loans and REO. The following is a summary of the distribution of mortgage loans held by the Master Fund as measured by fair value at December 31, 2014:

Loan Type	Fair value	% Partners’ capital	Weighted average note rate
Adjustable rate / Hybrid	$75,815,371	25.65%	5.40%
Fixed- interest rate	93,977,280	31.80%	5.67%
Step Rate	41,792,635	14.14%	2.28%
Balloon	1,190,760	0.40%	6.50%
Other	39,583	0.01%	7.00%
Total Portfolio	$212,815,629	72.00%	4.83%

Lien Position	Fair value	% Partners’ capital	Weighted average note rate
1st Lien	$211,064,458	71.40%	4.76%
2nd Lien	1,736,310	0.59%	6.20%
Unsecured	14,861	0.01%	0.00%
Total Portfolio	$212,815,629	72.00%	4.83%

Loan Age (1)	Fair value	% Partners’ capital	Weighted average note rate
Less than 24 months	$223,810	0.08%	4.45%
24-36 months	135,308	0.05%	5.59%
48-60 months	5,073	0.00%	5.25%
36-48 months	6,695,689	2.27%	2.79%
60 months or more	205,755,749	69.60%	4.92%
Total Portfolio	$212,815,629	72.00%	4.83%

1Loan Age reflects the age of the loan as of December 31, 2014.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year ended December 31, 2014

Current Loan-to-Value(2)	Fair value	% Partners’ capital	Weighted average note rate
Less than 80%	$38,977,294	13.19%	5.03%
80%-99.99%	47,457,244	16.06%	4.93%
100%-119.99%	58,037,925	19.64%	4.85%
120% or Greater	68,328,305	23.10%	4.72%
Unsecured	14,861	0.01%	0.00%
Total Portfolio	$212,815,629	72.00%	4.83%

Payment Status	Fair value	% Partners’ capital	Weighted average note rate
Current (3)	$76,305,712	25.82%	3.71%
30 days delinquent	21,989,781	7.44%	3.57%
60 days delinquent	8,973,882	3.04%	3.26%
90 days or more delinquent	38,754,178	13.11%	5.34%
In Forclosure	66,792,076	22.59%	6.24%
Total Portfolio	$212,815,629	72.00%	4.83%

Geographic Distribution	Fair value	% Partners’ capital	Weighted average note rate
New York	$37,019,537	12.52%	5.62%
California	35,080,563	11.87%	3.33%
Florida	29,639,761	10.03%	5.59%
New Jersey	16,123,375	5.45%	5.36%
Maryland	10,359,395	3.50%	4.53%
Illinois	8,875,266	3.00%	4.63%
Other/Unsecured	75,717,732	25.63%	4.70%
Total Portfolio	$212,815,629	72.00%	4.83%

2Current loan-to-value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the value of the property securing the liens (“Value”) as of   December 31, 2014.

3Current loans include loans in and adhering to a forbearance plans as of December 31, 2014.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year ended December 31, 2014

Following is a summary of the distribution of REO:

Geographic Distribution	Fair value	% Partners’ capital
Florida	$7,824,106	2.65%
California	2,086,158	0.71%
Illinois	1,714,515	0.58%
New Jersey	1,672,847	0.57%
Maryland	1,553,528	0.53%
Other	9,844,656	3.32%
Total Portfolio	$24,695,810	8.36%

Note 5—Investment Advisory, Administration and Custodian Fees

The Master Fund has an Investment Management Agreement with PNMAC Capital Management, LLC. Under the terms of the agreement, the Master Fund pays the Investment Manager a fee equal an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund. The investment advisory fee is assessed monthly based on the partners’ beginning-of the month capital balances and is paid to the Investment Manager quarterly after the end of the quarter.

Investment advisory fees for the year ended December 31, 2014 were $4,205,492, of which $888,099 was payable to the Investment Manager at December 31, 2014.

The General Partner is not charged a management fee. The only expenses charged to the General Partner are those specifically relating to it.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund’s administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund’s total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund’s total monthly net assets, and 0.02% on the balance of the Master Fund’s total monthly net assets subject to an annual minimum fee of $180,000. The administration expense for the year ended December 31, 2014 was $255,341.

The Master Fund and an affiliated fund have engaged U.S. Bank, N.A. to provide mortgage loan accounting services for the mortgage loans held in the Mortgage Investments. The Master Fund and an affiliated fund pay U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9 basis points of unpaid principle balance of mortgage loans subject to an annual minimum fee of $20,000. The mortgage loan accounting fees charged to the Master Fund for the year ended December 31, 2014 were $48,487.

U.S. Bank, N.A. serves as the Master Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Master Fund’s average daily market value subject to an annual minimum fee of $28,800 across all funds managed by the Investment Manager. Custody fees charged to the Master Fund for the year ended December 31, 2014 were $24,670.

Note 6—Directors and Officers

The Fund and Master Fund share the same board of directors. The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. All directors’ fees and expenses are paid by the Master Fund.  Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles. Independent directors receive an annual retainer of $64,800 and a fee per meeting of the board of directors or committees of $2,000, subject to a cap of $15,000 per year for all non-regularly-scheduled meetings. The chairperson of the audit committee receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total director fees and expenses incurred for the year ended December 31, 2014 were $296,905, of which $69,100 was payable at December 31, 2014.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year ended December 31, 2014

One of the directors is an officer of the Investment Manager and the Master Fund and receives no compensation from the Master Fund for serving as a Director.

Note 7—Transactions with Affiliates

As of December 31, 2014, $40,770,889 in carried interest has been reallocated from the Limited Partner’s capital account to the General Partner’s capital account of which $3,068,235 was allocated in the year ended December 31, 2014.

The Master Fund paid $1,373,230 to the Investment Manager for reimbursable expenses paid on the Master Fund’s behalf during the year ended December 31, 2014. Of this amount, $553,737 was for professional fees, $424,736 was for collateral valuation, $309,175 was for insurance, $67,670 was for investment software licensing, $14,296 was for registration fees, and $3,616 was for custodian fees.

As of December 31, 2014, substantially all of the receivable from PLS of $30,949,167 on the Consolidated Statement of Assets and Liabilities  represents funds advanced to PLS to fund collection and liquidation costs relating to mortgage loans and REO serviced by PLS on the Fund’s behalf as well as principal, interest, and REO sales proceeds collections receivable.

Investment advisory fees are assessed monthly based on the partners’ beginning of the month capital balances and are paid to the Investment Manager quarterly after the end of the calendar quarter. The Master Fund incurred investment advisory fees of $4,205,492 during the year ended December 31, 2014, of which $888,099 was payable to the Investment Manager at December 31, 2014.

PLS acts as the primary mortgage servicer for all mortgage loans owned by the Master Fund. The servicing agreement between PLS and Master Fund generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of the loans being serviced, plus other specified fees and charges. The servicing arrangement also requires that PLS will rebate to the Master Fund an amount equal to 13% of servicing-related fees charged to the Master Fund to approximate overall “at cost” pricing with respect to loan servicing activities for such assets. Total servicing fees before the rebate for the year ended December 31, 2014 totaled $5,015,209, comprised of $14,470 paid to non-affiliates and $5,000,739 charged by PLS. PLS reduced servicing fees by providing a rebate of $792,610 and a waiver of $875,713 relating to activity fees for the sale of certain loans for the year ended December 31, 2014.

The Master Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Inc. is an affiliate of the Master Fund. The Master Fund had $27,154,836 invested in the short-term investment at December 31, 2014, and for the year ended December 31, 2014, the Master Fund received $8,331 of dividend income from this short-term investment.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year ended December 31, 2014

Note 8—Risk Factors

The Master Fund’s investment activities expose it to various types and degrees of risk associated with the financial instruments and markets in which it invests.

Investments in mortgage loans have exposure to risk that includes interest rate risk, market risk, and default risk (the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a mortgage loan participation). Mortgage loans are also subject to prepayment risk, which will affect the maturity of, and yield on, such investments.

Investments in REO are also subject to various risk factors. Generally, real estate investments could be adversely affected by a recession, natural disaster or general economic downturn in the area where the properties are located as well as the availability of similar properties in such area. Real estate investment performance is also subject to the effectiveness of a particular property manager in managing the property.

The Master Fund is indirectly subject to interest rate risk. Interest rate risk is the risk that investments in mortgage loans held by the Master Fund will decline in value because of changes in market interest rates. Investments in mortgage loans with long-term maturities may experience significant decreases in value if long-term mortgage interest rates increase.

Market risk represents the potential loss in value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest rates and foreign exchange rates. The Master Fund’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments. These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed. The fair value assigned to these investments may differ significantly from the values that could be realized upon liquidation or that would have been used had a ready market existed. Such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal interest payments. An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations. Under adverse market or economic conditions, the secondary market could contract further as well, increasing the illiquid nature of the loans. As a result, the Master Fund could find it more difficult to sell loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire investment. An investment in the Master Fund represents an indirect investment in the loans held by the Master Fund. The fair value, like other market investments, may move up or down, sometimes rapidly and unpredictably. An investment in the Master Fund at any point in time may be worth less than the original investment. Investment fair values can fluctuate for several reasons including the general condition of the mortgage market or when political or economic events affecting the issuers occur.  As part of its investment strategy, the Master Fund may utilize borrowings. Master Fund investments may also use borrowings in the ordinary course of their operations. The use of borrowings, and the Master Fund’s ability to service the debt and comply with all of the covenants relating to such borrowings, may materially affect the operations of the Master Fund or its investments, and thus its ultimate value. Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed. This could have a material negative effect on the performance of the Master Fund.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year ended December 31, 2014

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all of its investments and cash positions at U.S. Bank, N.A. Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to the terms of its obligations.

Due to the nature of the master fund/feeder fund structure, the Master Fund could be materially affected by subscription or redemption activity.

Note 9—Subsequent Events

Management has evaluated all events or transactions through the date of issuance of these financial statements. During this period, the Master Fund paid distributions to the Fund in the amount of $295,583 for the payment of shareholder servicing fees and $10,000,000 for the payment of distributions to investors.

****

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Report of Independent Registered Public Accounting Firm
As of and for the Year ended December 31, 2014

Deloitte & Touche LLP Suite 2700 555 West 5th Street Los Angeles, CA 90013-1010 USA Tel: +1 213 688 0800 Fax: +1 213 688 0100 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Partners of
PNMAC Mortgage Opportunity Fund, LP and subsidiaries:

We have audited the accompanying consolidated statement of assets and liabilities of PNMAC Mortgage Opportunity Fund, LP and subsidiaries (the “Master Fund”), including the consolidated summary schedule of investments, as of December 31, 2014, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statement of changes in partners’ capital for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from the custodian, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PNMAC Mortgage Opportunity Fund, LP and subsidiaries as of December 31, 2014, the results of their operations and their cash flows for the year then ended, the changes in their partners’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the consolidated financial statements, the Master Fund has changed its method of accounting for its investments in Mortgage Entities from reporting them individually at fair value in prior periods to consolidating those entities beginning January 1, 2014, due to the adoption of Financial Accounting Standards Board Accounting Standards Update No. 2013-08 Financial Services – Investment Companies – Amendments to the Scope, Measurement and Disclosure Requirements.

As discussed in Note 3 to the consolidated financial statements, the financial statements include investments in mortgage loans and real estate acquired in settlement of loans, valued at $237,511,439 (79.7% of total assets) as of December 31, 2014, whose fair values have been estimated by management in the absence of readily determinable fair values.

Member of Deloitte Touche Tohmatsu Limited

March 12, 2015

PNMAC Mortgage Opportunity Fund, LP
Additional Information

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 are available to stockholders (i) without charge, upon request, by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Website at http://www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may,’’ “will,’’ “believe,’’ “attempt,’’ “seem,’’ “think,’’ “ought,’’ “try,’’ and other similar terms. The Master Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Master Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
On June 2, 2014, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

PNMAC Mortgage Opportunity Fund, LP
Additional Information

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and an agreement with BlackRock, which has an investment in the Investment Manager’s parent company, for a portfolio valuation analytic model.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on June 2, 2014, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on June 2, 2014 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers

Name, Age, and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director and Officers	Other Directorships/ Trusteeships Held

Independent Directors
Nancy Corsiglia (58) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director; Audit Committee Member; Governance and Nominating Committee Chairman	Indefinite Term. Served since August 25, 2010.	Engagement Partner at Tatum since 2014, Managing Partner of Devonshire Advisory Group since 2010 and Managing Director of Strategic Risk Associates, LLC since 2012. Previously, Executive Vice President–Finance and Chief Financial Officer of the Bank of Virginia from 2010 to 2011. Previously, Executive Vice President and Chief Financial Officer of Federal Agricultural Mortgage Corp.Financial Officer of the Bank of Virginia from 2010 to 2011. Previously, Executive Vice President and Chief Financial Officer of Federal Agricultural Mortgage Corp.	2	Trustee of the Stoneleigh-Burnham School and Member of Board of Directors of Partners for Haitian Children. Previously served on the Board of Directors of the National Symphony Orchestra

Thomas P. Gybel (47) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director; Audit Committee Chairman; Governance and Nominating Committee Member	Indefinite Term. Served since May 29, 2008.	Senior advisor to financial services companies, Managing Director of White Mountains Capital Inc. from 2008 to 2010, and Managing Director of Global Finance for Deutsche Bank Securities Inc. from 2004 to 2007.	2	Member of Board of Directors and Chairman of the Special Committee of Ambac Assurance Corporation and Member of Board of Directors of Det Danske Suzuki Institut

Peter W. McClean (71) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director; Audit Committee Member; Governance and Nominating Committee Member	Indefinite Term. Served since May 29, 2008.	Managing Director of Gulfstream Advisors LLC since 2004 and President and Chief Executive Officer of Measurisk LLC from 2001 through 2003.	2	Member of Board of Directors of Northeast Bank, AZL Variable Insurance Products Trust and AZL Fund of Funds Trust (Allianz Funds).

Name, Age, and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director and Officers	Other Directorships/ Trusteeships Held

Interested Directors
David A. Spector (51) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Director, President, Chief Operating Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Chief Investment Officer of the Investment Adviser	2
Member of the Board of Directors of: PennyMac Financial Services, Inc.; PNMAC Mortgage Co., LLC; PennyMac Loan Services, LLC; PNMAC Opportunity Fund Associates, LLC; PennyMac Securities Holding, LLC; PennyMac GP OP, Inc.; PennyMac Corp; PennyMac Loan Services, Inc.; PNMAC Capital Management, LLC; and PMT Funding, LLC.Member of the Board of Trustees of PennyMac Mortgage Investment Trust.

Stanford L. Kurland (62) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Executive Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Founder, Chairman and Chief Executive Officer of the Investment Adviser	2
Member of the Board of Directors of: PennyMac Financial Services, Inc.; PNMAC Mortgage Co., LLC; PennyMac Loan Services, LLC; PNMAC Opportunity Fund Associates, LLC; PennyMac Securities Holding, LLC; PennyMac GP OP, Inc.; PennyMac Corp; PennyMac Loan Services, Inc.; PNMAC Capital Management, LLC; and PMT Funding, LLC.Member of the Board of Trustees of PennyMac Mortgage Investment Trust.

David M. Walker (59) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Credit and Enterprise Risk Officer (no title with the Master Fund, only with the Investment Adviser)	Indefinite Term. Served since May 29, 2008.	Chief Credit and Enterprise Risk Officer of the Investment Adviser	2	None

Name, Age, and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director and Officers	Other Directorships/ Trusteeships Held

Anne D. McCallion (60) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Financial Officer	Indefinite Term. Served since April 27, 2009.	Chief Financial Officer of the Investment Advisor	2	Director of PennyMac Corp.

Derek W. Stark (47) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Legal Officer and Secretary, Authorized person	Indefinite Term. Served since August 14, 2012.	Executive Vice President, General Counsel, Corporate and Securities and Assistant Secretary of the Investment Advisor	2	None

Emily Silva (50) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Compliance Officer	Indefinite Term.	Chief Compliance Officer of the Investment Advisor; Managing Director, Cipperman Compliance Services, LLC	2	None

Vandad Fartaj (40) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Capital Markets Officer (no title with the Master Fund, only with the Investment Adviser)	Indefinite Term. Served since March 3, 2010	Chief Capital Markets Officer of the Investment Advisor; formerly, Managing Director, Capital Markets for PNMAC Capital Markets, LLC	2	None

Andy S. Chang (37) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, CA 93021	Chief Business Development Officer (no title with the Master Fund, only with the Investment Adviser)	Indefinite Term. Served since May 29, 2008	Chief Business Development Officer of the Investment Advisor	2	None

Item 2. Code of Ethics.

On June 2, 2014, the Board of Directors of PNMAC Mortgage Opportunity Fund, LP approved changes to the Code of Ethics. The Code was amended:
a.
To prohibit gifts/entertainment in amount greater than $100 per person (reduced from the current $250), without prior approval from the Chief Compliance Officer. Further, gifts/entertainment are to be reported quarterly (rather than at the end of the month after giving or receiving gifts or entertainment).

b.	To require quarterly reporting of political contributions and outside business activities for all Access Persons.
c.	To consolidate some of the reporting forms (code acknowledgement, political contributions) into a single quarterly reporting form.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Peter W. McClean is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, and tax services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed to the Fund and an affiliated Fund, PNMAC Mortgage Opportunity Fund, LLC for each of the last two fiscal years for audit fees, and tax fees by the principal accountant.

	FYE 12/31/2014	FYE 12/31/2013
Audit Fees	$265,000	$201,660
Audit-Related Fees	$0	$ 0
Tax Fees	$24,186	$16,440
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2014	FYE 12/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not including any sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2014	FYE 12/31/2013
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

INVESTMENTS - 90%*
INVESTMENTS IN NONAFFILIATES - 80%*

Description	Note Rate	State	PrincipalAmount	Fair Value
Mortgage loans
Mortgage Loan ID#1000043954	7.25%	FL	$2,250,000	$1,803,097
Mortgage Loan ID#1000043543	4.00%	CA	1,724,117	1,207,610
Mortgage Loan ID#1000015063	7.38%	FL	1,350,000	1,032,277
Mortgage Loan ID#1000043569	2.63%	CA	1,500,000	916,242
Mortgage Loan ID#1000002193	6.88%	DC	990,000	877,102
Mortgage Loan ID#1000028984	2.00%	CA	1,364,442	849,093
Mortgage Loan ID#1000043880	3.00%	OR	1,387,425	846,737
Mortgage Loan ID#1000043932	2.88%	MA	963,658	827,444
Mortgage Loan ID#1000027965	2.75%	CO	916,891	803,634
Mortgage Loan ID#1000035343	6.50%	CA	900,315	784,944
Mortgage Loan ID#1000015629	6.00%	CA	996,000	782,377
Mortgage Loan ID#1000000784	7.00%	CA	763,585	762,536
Mortgage Loan ID#1000017381	5.88%	MA	849,072	756,536
Mortgage Loan ID#1000035099	6.00%	NE	999,000	750,082
Mortgage Loan ID#1000015520	8.00%	GA	1,000,000	707,678
Mortgage Loan ID#1000000557	6.90%	NJ	990,473	698,466
Mortgage Loan ID#1000015969	7.43%	MA	705,097	688,659
Mortgage Loan ID#1000043772	5.88%	FL	920,218	680,737
Mortgage Loan ID#1000034910	3.00%	CA	815,462	678,932
Mortgage Loan ID#1000015179	4.25%	CT	887,187	660,366
Mortgage Loan ID#1000016466	3.00%	CA	781,095	658,980
Mortgage Loan ID#1000015438	3.00%	AZ	741,808	648,918
Mortgage Loan ID#1000026482	2.63%	CA	745,574	639,399
Mortgage Loan ID#1000043535	5.34%	NE	970,251	634,449
Mortgage Loan ID#1000026543	6.25%	GA	731,500	633,220
Mortgage Loan ID#1000034768	2.88%	NE	678,801	607,797
Mortgage Loan ID#1000035161	7.75%	NE	632,986	594,283
Mortgage Loan ID#1000016663	6.88%	OR	799,863	581,572
Mortgage Loan ID#1000028962	2.00%	CA	713,838	558,432
Mortgage Loan ID#1000002189	7.25%	NY	918,098	555,647
Mortgage Loan ID#1000025942	2.00%	CA	626,372	541,117
Mortgage Loan ID#1000000811	3.00%	CA	644,764	540,708
Mortgage Loan ID#1000026981	2.00%	MA	779,245	530,980
Mortgage Loan ID#1000001651	7.38%	FL	813,787	522,000
Mortgage Loan ID#1000043744	6.38%	CA	778,451	513,723
Mortgage Loan ID#1000016006	7.15%	NY	641,150	511,260
Mortgage Loan ID#1000043755	7.50%	MI	478,088	511,147
Mortgage Loan ID#1000001411	3.00%	CA	832,829	504,520
Mortgage Loan ID#1000027182	7.00%	NE	649,095	499,818
Mortgage Loan ID#1000016833	6.50%	NE	645,282	495,849
Mortgage Loan ID#1000026843	5.88%	CA	536,000	489,102
Mortgage Loan ID#1000002404	3.44%	NY	755,396	484,896
Mortgage Loan ID#1000016499	5.75%	NE	720,000	481,573
Mortgage Loan ID#1000015840	4.00%	CA	775,577	475,645
Mortgage Loan ID#1000015367	5.88%	IL	545,527	474,317
Mortgage Loan ID#1000043694	5.50%	CT	650,206	473,222
Mortgage Loan ID#1000029315	2.00%	CA	628,527	464,223
Mortgage Loan ID#1000015181	6.63%	IL	869,994	462,261
Mortgage Loan ID#1000000560	6.80%	NY	613,521	455,971
Mortgage Loan ID#1000026373	9.55%	GA	551,934	455,175
Mortgage Loan ID#1000038489	6.13%	NY	589,999	451,728
Mortgage Loan ID#1000026305	5.88%	CA	598,473	449,231
Mortgage Loan ID#1000043672	6.38%	NY	551,821	445,697
Mortgage Loan ID#1000027303	2.00%	NJ	677,313	445,027
Mortgage Loan ID#1000015570	4.13%	OR	465,672	438,137
Mortgage Loan ID#1000034934	2.00%	NY	745,445	436,631
Mortgage Loan ID#1000000753	5.00%	FL	680,306	436,552
Mortgage Loan ID#1000027525	8.00%	NJ	554,549	435,132
Mortgage Loan ID#1000016756	2.00%	MD	602,831	434,683
Mortgage Loan ID#1000043712	4.00%	MN	535,048	428,540
Mortgage Loan ID#1000002184	2.00%	NY	863,002	426,873
Mortgage Loan ID#1000002164	2.63%	CA	569,424	426,346
Mortgage Loan ID#1000003907	6.00%	MD	579,090	424,519
Mortgage Loan ID#1000026020	2.00%	CA	556,533	422,218
Mortgage Loan ID#1000026686	2.88%	MD	571,423	418,794
Mortgage Loan ID#1000035426	5.25%	CA	497,714	414,212
Mortgage Loan ID#1000001631	8.88%	NY	472,500	414,100
Mortgage Loan ID#1000001628	10.37%	NY	451,250	409,132
Mortgage Loan ID#1000000974	2.63%	CA	501,146	408,370
Mortgage Loan ID#1000026026	7.00%	NY	491,954	407,525
Mortgage Loan ID#1000016911	4.88%	CA	523,815	406,757
Mortgage Loan ID#1000016710	5.88%	NJ	529,780	405,002
Mortgage Loan ID#1000029085	10.20%	FL	427,283	404,541
Mortgage Loan ID#1000017076	7.63%	NY	438,280	397,708
Mortgage Loan ID#1000015922	2.88%	MO	505,904	394,927
Mortgage Loan ID#1000016313	7.00%	NY	413,491	392,476
Mortgage Loan ID#1000043537	7.38%	NY	570,325	390,273
Mortgage Loan ID#1000016791	7.75%	KY	497,342	388,669
Mortgage Loan ID#1000017507	2.75%	CA	485,086	387,280
Mortgage Loan ID#1000028071	6.25%	NJ	504,420	384,329
Mortgage Loan ID#1000002166	2.00%	NY	583,735	380,874
Mortgage Loan ID#1000035839	4.73%	IL	472,112	378,716
Mortgage Loan ID#1000003544	4.75%	MA	502,741	378,335
Mortgage Loan ID#1000029184	9.54%	NY	535,400	374,975
Mortgage Loan ID#1000035850	6.13%	NY	567,662	373,468
Mortgage Loan ID#1000001402	4.00%	CA	547,831	369,858
Mortgage Loan ID#1000043559	5.50%	VA	597,401	368,131
Mortgage Loan ID#1000016181	7.13%	FL	770,245	366,240
Mortgage Loan ID#1000002398	10.00%	NY	860,000	365,950
Mortgage Loan ID#1000015506	7.38%	FL	917,000	365,372
Mortgage Loan ID#1000016162	6.88%	FL	379,778	364,789
Mortgage Loan ID#1000001626	9.86%	NY	453,150	362,327
Mortgage Loan ID#1000026795	2.75%	CA	581,236	362,023
Mortgage Loan ID#1000027733	4.00%	IL	573,920	361,605
Mortgage Loan ID#1000002149	2.75%	NY	638,037	360,655
Mortgage Loan ID#1000028288	4.88%	CA	401,707	359,026
Mortgage Loan ID#1000038435	6.75%	CA	487,371	358,859
Mortgage Loan ID#1000027226	5.75%	NY	449,000	357,123
Mortgage Loan ID#1000026767	2.75%	CA	406,766	356,877
Mortgage Loan ID#1000001652	8.50%	NY	570,386	355,151
Mortgage Loan ID#1000002148	3.00%	NC	516,302	355,077
Mortgage Loan ID#1000002194	5.88%	NY	434,961	354,960
Mortgage Loan ID#1000043930	2.00%	MI	464,854	354,431
Mortgage Loan ID#1000002394	3.76%	CT	659,525	354,275
Mortgage Loan ID#1000017201	4.88%	MD	514,078	353,632
Mortgage Loan ID#1000043582	2.75%	TX	467,389	352,739
Mortgage Loan ID#1000000562	6.25%	NY	417,279	351,465
Mortgage Loan ID#1000043828	6.38%	CA	434,022	350,494
Mortgage Loan ID#1000029225	2.00%	NE	478,036	350,380
Mortgage Loan ID#1000043545	6.30%	NY	407,266	350,245
Mortgage Loan ID#1000035163	7.00%	OR	689,500	350,171
Mortgage Loan ID#1000016011	8.99%	FL	505,461	350,129
Mortgage Loan ID#1000002171	3.75%	NY	926,769	349,907
Mortgage Loan ID#1000027875	6.20%	NY	434,148	349,888
Mortgage Loan ID#1000043564	7.00%	NY	640,848	349,148
Mortgage Loan ID#1000043923	2.75%	MA	402,866	349,067
Mortgage Loan ID#1000028068	6.25%	CA	485,478	348,874
Mortgage Loan ID#1000035760	3.31%	NJ	548,714	348,808
Mortgage Loan ID#1000017149	6.88%	FL	637,000	348,725
Mortgage Loan ID#1000028356	9.55%	CT	459,238	348,686
Mortgage Loan ID#7000000336	5.00%	NM	380,988	345,308
Mortgage Loan ID#1000015019	4.50%	CA	390,000	345,173
Mortgage Loan ID#1000002145	7.88%	NY	412,500	343,800
Mortgage Loan ID#1000028059	5.13%	MD	486,279	343,533
Mortgage Loan ID#1000002187	2.00%	NY	511,553	342,659
Mortgage Loan ID#1000035122	5.00%	IL	511,309	341,801
Mortgage Loan ID#1000027630	7.00%	NJ	479,925	341,548
Mortgage Loan ID#1000029411	10.75%	FL	389,253	340,441
Mortgage Loan ID#1002229087	6.13%	GA	545,063	340,329
Mortgage Loan ID#1000026721	4.88%	OH	395,900	339,864
Mortgage Loan ID#1000000544	6.00%	NY	693,175	338,741
Mortgage Loan ID#1000003539	3.00%	MD	531,508	335,977
Mortgage Loan ID#1000002379	3.00%	NY	586,013	335,310
Mortgage Loan ID#1000029194	2.00%	CA	558,744	332,042
Mortgage Loan ID#1000003584	4.29%	MD	539,160	330,378
Mortgage Loan ID#1000027253	6.75%	CA	545,979	330,067
Mortgage Loan ID#1000002384	7.88%	DC	607,464	329,706
Mortgage Loan ID#1000001655	7.75%	NY	648,000	329,007
Mortgage Loan ID#1000003894	4.63%	MD	395,511	328,544
Mortgage Loan ID#1000016149	6.13%	FL	470,151	328,328
Mortgage Loan ID#1000044130	4.00%	FL	459,641	328,048
Mortgage Loan ID#1000002055	8.13%	NY	496,000	327,835
Mortgage Loan ID#1000002086	5.25%	AZ	416,226	327,228
Mortgage Loan ID#1000029300	2.00%	CA	499,618	326,894
Mortgage Loan ID#1000017409	4.88%	RI	368,550	325,304
Mortgage Loan ID#1000027234	7.50%	NY	486,000	324,954
Mortgage Loan ID#1000015937	6.63%	CO	469,206	323,959
Mortgage Loan ID#1000044086	5.95%	FL	362,032	322,845
Mortgage Loan ID#1000043184	2.88%	CA	390,544	320,737
Mortgage Loan ID#1000026005	3.38%	CA	305,660	320,083
Mortgage Loan ID#1000029217	2.40%	VA	351,336	319,741
Mortgage Loan ID#1000026043	3.00%	MN	480,013	319,219
Mortgage Loan ID#1000001612	4.74%	AZ	530,067	317,850
Mortgage Loan ID#1000038427	6.25%	NY	351,415	315,605
Mortgage Loan ID#1000028289	4.00%	MA	484,151	315,397
Mortgage Loan ID#1000026872	7.25%	FL	537,720	314,992
Mortgage Loan ID#1000002167	3.50%	NY	499,997	314,541
Mortgage Loan ID#1000038487	6.38%	NY	444,734	313,581
Mortgage Loan ID#1000002319	8.75%	FL	324,882	313,553
Mortgage Loan ID#1000002180	3.00%	NY	692,368	310,895
Mortgage Loan ID#1000000565	8.40%	NY	514,155	310,079
Mortgage Loan ID#1000043617	4.88%	VA	346,067	308,906
Mortgage Loan ID#1000044102	2.00%	MA	591,915	308,674
Mortgage Loan ID#1000003896	4.13%	MA	438,552	306,863
Mortgage Loan ID#1000043914	6.50%	NY	525,000	306,650
Mortgage Loan ID#1000001463	4.00%	CA	547,681	304,992
Mortgage Loan ID#1000000333	6.00%	NY	507,724	304,414
Mortgage Loan ID#1000029054	9.26%	FL	323,982	304,237
Mortgage Loan ID#1000026032	4.00%	HI	420,101	302,937
Mortgage Loan ID#1000029209	2.00%	NY	509,303	302,834
Mortgage Loan ID#1000029387	8.25%	NY	600,000	302,135
Mortgage Loan ID#1000002087	2.00%	CA	479,570	302,034
Mortgage Loan ID#1000002075	5.63%	FL	557,729	301,860
Mortgage Loan ID#1000015511	2.00%	WI	675,687	301,318
Mortgage Loan ID#1000016921	6.85%	NY	454,027	297,973
Mortgage Loan ID#1000025992	2.00%	CA	515,519	297,928
Mortgage Loan ID#1000044071	5.15%	MN	398,594	297,467
Mortgage Loan ID#1000043178	2.63%	CA	461,032	296,634
Mortgage Loan ID#1000001047	7.50%	CA	335,988	296,399
Mortgage Loan ID#1000016021	8.65%	NY	280,813	294,854
Mortgage Loan ID#1000016592	2.88%	CA	449,677	294,540
Mortgage Loan ID#1000016184	5.75%	NJ	440,000	294,381
Mortgage Loan ID#1000000767	2.00%	CA	392,624	293,120
Mortgage Loan ID#1000027987	7.15%	FL	293,875	291,878
Mortgage Loan ID#1000002113	6.88%	NV	374,789	291,833
Mortgage Loan ID#1000001398	2.00%	NY	441,750	291,567
Mortgage Loan ID#1000000797	2.00%	CA	371,349	290,189
Mortgage Loan ID#1000003926	3.88%	MA	341,319	290,159
Mortgage Loan ID#1000026350	6.50%	NY	719,176	288,440
Mortgage Loan ID#1000035448	4.00%	CA	448,104	288,165
Mortgage Loan ID#1000002121	6.88%	NY	476,950	288,160
Mortgage Loan ID#1000002117	5.14%	NJ	478,093	283,789
Mortgage Loan ID#1000038468	6.13%	NY	531,936	282,923
Mortgage Loan ID#1000025998	3.00%	CA	584,025	281,169
Mortgage Loan ID#1000002161	7.00%	NY	558,480	279,326
Mortgage Loan ID#1000002214	4.70%	CA	577,360	278,604
Mortgage Loan ID#1000026575	6.13%	AZ	430,024	277,635
Mortgage Loan ID#1000043779	2.63%	CA	311,380	276,151
Mortgage Loan ID#1000035519	5.25%	MA	464,304	276,060
Mortgage Loan ID#1000002098	2.00%	WA	427,718	275,528
Mortgage Loan ID#1000035967	3.50%	MD	490,047	274,114
Mortgage Loan ID#1000026022	2.00%	NV	373,891	273,829
Mortgage Loan ID#1000043949	2.00%	MD	359,941	273,032
Mortgage Loan ID#1000000981	4.00%	KS	440,707	273,010
Mortgage Loan ID#1000043521	2.63%	VA	338,597	272,728
Mortgage Loan ID#1000038534	5.75%	NY	394,272	271,279
Mortgage Loan ID#1000002089	7.63%	AZ	403,655	270,669
Mortgage Loan ID#1000025997	2.00%	WA	378,733	270,542
Mortgage Loan ID#1000029331	4.21%	NY	466,889	270,039
Mortgage Loan ID#1000002341	3.00%	CA	501,533	270,012
Mortgage Loan ID#1000034816	7.00%	NY	441,943	269,924
Mortgage Loan ID#1000027887	5.13%	FL	381,340	269,675
Mortgage Loan ID#1000001994	5.00%	CA	357,707	268,089
Mortgage Loan ID#1000043702	8.15%	NY	296,197	268,072
Mortgage Loan ID#1000029107	2.00%	CA	405,380	266,611
Mortgage Loan ID#1000026629	2.75%	CA	423,929	265,339
Mortgage Loan ID#1000003438	2.63%	DC	302,157	264,873
Mortgage Loan ID#1000016028	8.00%	MA	471,885	264,543
Mortgage Loan ID#1000016216	7.00%	NY	286,852	264,407
Mortgage Loan ID#1000043574	8.70%	NJ	330,421	262,492
Mortgage Loan ID#1000015152	5.88%	NY	468,750	260,968
Mortgage Loan ID#1000017406	1.88%	CA	332,267	260,939
Mortgage Loan ID#1000044114	5.55%	CA	333,822	260,780
Mortgage Loan ID#1000026312	2.00%	MA	561,626	260,562
Mortgage Loan ID#1000000530	5.38%	TX	261,490	260,154
Mortgage Loan ID#1000028993	2.00%	NJ	425,055	259,601
Mortgage Loan ID#1000044014	2.00%	MD	578,257	259,111
Mortgage Loan ID#1000002108	5.00%	NY	389,604	258,709
Mortgage Loan ID#1000043187	2.88%	CA	338,791	257,520
Mortgage Loan ID#1000000603	2.63%	UT	397,412	255,908
Mortgage Loan ID#1000003891	8.63%	MA	318,750	253,500
Mortgage Loan ID#1000035785	6.00%	NY	428,000	253,276
Mortgage Loan ID#1000001415	3.88%	CA	561,498	252,734
Mortgage Loan ID#1000027677	2.00%	NM	524,617	252,369
Mortgage Loan ID#1000028896	2.00%	NY	497,456	252,233
Mortgage Loan ID#1000029301	2.00%	CA	593,673	251,760
Mortgage Loan ID#1000026656	2.00%	GA	546,343	250,176
Mortgage Loan ID#1000043804	5.00%	NJ	569,394	249,408
Mortgage Loan ID#1000026150	7.75%	PA	284,148	249,362
Mortgage Loan ID#1000043253	4.75%	MI	298,670	248,876
Mortgage Loan ID#1000002373	5.04%	NY	530,473	248,576
Mortgage Loan ID#1000026051	4.84%	CA	278,249	248,288
Mortgage Loan ID#1000026195	2.63%	FL	417,034	248,122
Mortgage Loan ID#1000000533	2.00%	NY	323,225	248,088
Mortgage Loan ID#1000029036	5.00%	DE	387,436	247,955
Mortgage Loan ID#1000043597	7.00%	NJ	429,998	246,753
Mortgage Loan ID#1000026303	6.50%	MN	487,764	245,423
Mortgage Loan ID#1000002367	4.65%	NY	469,083	245,369
Mortgage Loan ID#1000029343	2.00%	NY	370,765	245,288
Mortgage Loan ID#1000026001	3.50%	CA	432,507	245,010
Mortgage Loan ID#1000035642	4.07%	CO	289,475	244,753
Mortgage Loan ID#1000029207	6.63%	FL	354,830	244,515
Mortgage Loan ID#1000029230	2.00%	CA	514,041	244,222
Mortgage Loan ID#1000027864	4.88%	CA	278,932	243,015
Mortgage Loan ID#1000015500	7.50%	NY	504,000	241,742
Mortgage Loan ID#1000029097	7.80%	NJ	364,148	241,385
Mortgage Loan ID#1000003537	7.88%	GA	329,755	241,293
Mortgage Loan ID#1000044258	4.00%	MA	392,117	240,958
Mortgage Loan ID#1000028933	7.85%	FL	398,382	240,190
Mortgage Loan ID#1000000346	2.00%	NJ	310,922	239,485
Mortgage Loan ID#1000002169	2.00%	NY	532,645	239,093
Mortgage Loan ID#1000000697	9.00%	FL	527,100	238,185
Mortgage Loan ID#1000043832	3.32%	MD	315,151	237,158
Mortgage Loan ID#1000025800	2.88%	FL	441,480	236,925
Mortgage Loan ID#1000003925	6.50%	MA	234,276	236,573
Mortgage Loan ID#1000027283	8.38%	NY	434,198	236,266
Mortgage Loan ID#1000035334	5.00%	FL	278,466	236,145
Mortgage Loan ID#1000035181	7.13%	NY	348,909	235,224
Mortgage Loan ID#1000002057	4.00%	VA	488,233	234,885
Mortgage Loan ID#1000002101	2.00%	CA	438,211	234,276
Mortgage Loan ID#1000026426	5.13%	VA	284,600	234,273
Mortgage Loan ID#1000035189	4.13%	MD	395,347	233,257
Mortgage Loan ID#1000003667	3.50%	MA	356,446	231,962
Mortgage Loan ID#1000016670	2.00%	NV	318,054	231,628
Mortgage Loan ID#1000043886	7.17%	NJ	344,509	231,609
Mortgage Loan ID#1000026597	5.63%	AZ	251,569	230,166
Mortgage Loan ID#1000001404	3.00%	NY	654,981	229,964
Mortgage Loan ID#1000043641	6.38%	NY	504,303	229,858
Mortgage Loan ID#1000017154	2.00%	NJ	323,441	229,575
Mortgage Loan ID#1000016786	7.13%	NY	384,213	229,284
Mortgage Loan ID#1000002066	3.00%	CA	617,670	228,910
Mortgage Loan ID#1000025918	3.00%	NH	294,509	228,691
Mortgage Loan ID#1000029165	6.00%	WA	322,333	227,326
Mortgage Loan ID#1000038417	6.13%	MN	295,314	227,324
Mortgage Loan ID#1000043951	8.90%	FL	355,030	226,389
Mortgage Loan ID#1000027464	6.75%	FL	502,188	226,332
Mortgage Loan ID#1000034923	6.88%	FL	411,763	226,324
Mortgage Loan ID#1000034848	5.63%	NY	255,003	226,081
Mortgage Loan ID#1000026042	2.68%	CA	339,050	225,672
Mortgage Loan ID#1000035218	8.86%	NY	214,846	225,588
Mortgage Loan ID#1000026012	4.88%	CA	334,342	225,380
Mortgage Loan ID#1000034959	5.00%	FL	414,474	225,320
Mortgage Loan ID#1000003884	2.63%	MA	279,035	225,251
Mortgage Loan ID#1000026083	2.00%	CA	360,656	224,656
Mortgage Loan ID#1000025807	4.88%	MD	341,768	223,325
Mortgage Loan ID#1000044110	7.50%	NY	219,905	223,157
Mortgage Loan ID#1000043590	6.50%	NM	236,339	222,124
Mortgage Loan ID#1000002069	6.13%	CA	270,000	221,909
Mortgage Loan ID#1000015901	3.00%	MA	469,203	218,670
Mortgage Loan ID#1000002378	4.33%	NY	369,586	218,652
Mortgage Loan ID#1000017505	3.50%	FL	242,480	218,542
Mortgage Loan ID#1000016457	8.00%	IL	226,931	218,338
Mortgage Loan ID#1000001611	7.24%	NY	605,000	218,220
Mortgage Loan ID#1000043155	4.38%	FL	307,146	217,809
Mortgage Loan ID#1000034782	5.88%	FL	284,120	215,867
Mortgage Loan ID#1000029198	5.13%	CA	318,401	215,427
Mortgage Loan ID#1000043895	3.25%	MA	276,553	215,252
Mortgage Loan ID#1000029181	2.00%	MS	285,684	215,207
Mortgage Loan ID#1000038481	2.00%	NJ	267,083	214,936
Mortgage Loan ID#1000028873	2.00%	NY	520,523	214,169
Mortgage Loan ID#1000026348	6.50%	NV	366,420	213,159
Mortgage Loan ID#1000027795	6.88%	FL	252,537	211,880
Mortgage Loan ID#1000028953	9.10%	FL	233,596	211,793
Mortgage Loan ID#1000043173	2.00%	NJ	394,459	211,685
Mortgage Loan ID#1000017045	10.38%	MA	201,549	211,627
Mortgage Loan ID#1000029164	6.75%	CO	223,552	211,452
Mortgage Loan ID#1000017164	4.88%	NJ	443,473	211,412
Mortgage Loan ID#1000027288	6.75%	IL	474,923	211,027
Mortgage Loan ID#1000035837	2.25%	IL	403,363	210,999
Mortgage Loan ID#1000000644	6.25%	VA	364,099	210,862
Mortgage Loan ID#1000027962	6.00%	CA	248,999	210,743
Mortgage Loan ID#1000026229	2.00%	RI	346,786	210,212
Mortgage Loan ID#1000002029	3.13%	CA	275,513	208,296
Mortgage Loan ID#1000043493	4.00%	CA	253,548	207,863
Mortgage Loan ID#1000025961	4.63%	MO	349,744	206,672
Mortgage Loan ID#1000026003	3.00%	FL	211,114	206,054
Mortgage Loan ID#1000035829	3.88%	IL	335,572	206,038
Mortgage Loan ID#1000044147	2.00%	NY	371,577	205,757
Mortgage Loan ID#1000025965	3.00%	AK	204,311	205,631
Mortgage Loan ID#1000001455	6.00%	FL	258,254	205,209
Mortgage Loan ID#1000002153	2.00%	NV	541,293	204,389
Mortgage Loan ID#1000001509	3.00%	NY	602,954	203,435
Mortgage Loan ID#1000043850	8.73%	FL	277,812	202,728
Mortgage Loan ID#1000029127	5.51%	CA	375,264	202,242
Mortgage Loan ID#1000029034	2.00%	CA	513,351	201,309
Mortgage Loan ID#1000027640	7.88%	NJ	407,906	201,199
Mortgage Loan ID#1000025801	7.88%	FL	284,651	200,611
Mortgage Loan ID#1000035875	2.83%	NY	263,673	200,250
Mortgage Loan ID#1000001355	2.38%	FL	272,038	199,791
Mortgage Loan ID#1000043853	7.71%	CA	199,984	199,405
Mortgage Loan ID#1000043429	6.88%	IL	260,332	198,872
Mortgage Loan ID#1000026059	2.00%	IL	497,155	198,664
Mortgage Loan ID#1000000293	7.13%	VT	397,653	197,999
Mortgage Loan ID#1000000896	7.38%	CA	260,000	197,881
Mortgage Loan ID#1000043399	4.13%	TX	230,896	197,793
Mortgage Loan ID#1000026044	4.50%	FL	325,036	197,580
Mortgage Loan ID#1000028856	2.00%	NV	471,699	197,528
Mortgage Loan ID#1000016758	6.80%	FL	364,363	197,502
Mortgage Loan ID#1000035175	2.00%	FL	274,280	197,279
Mortgage Loan ID#1000028864	2.00%	CA	535,966	197,213
Mortgage Loan ID#1000002199	2.00%	NJ	493,135	197,007
Mortgage Loan ID#1000038572	5.00%	NJ	250,810	196,879
Mortgage Loan ID#1000035004	6.00%	FL	210,446	196,396
Mortgage Loan ID#1000026596	4.00%	CT	241,856	196,092
Mortgage Loan ID#1000043135	2.00%	PA	250,434	196,075
Mortgage Loan ID#1000017367	2.75%	CO	298,058	195,363
Mortgage Loan ID#1000000602	2.00%	MN	322,276	194,858
Mortgage Loan ID#1000016768	5.00%	PA	329,530	194,636
Mortgage Loan ID#1000035822	7.65%	OH	190,934	194,426
Mortgage Loan ID#1000017086	4.00%	NH	243,250	194,106
Mortgage Loan ID#1000029329	5.50%	KS	205,095	193,753
Mortgage Loan ID#1000002116	8.63%	NY	450,000	193,626
Mortgage Loan ID#1000044036	7.88%	IL	235,889	193,426
Mortgage Loan ID#1000017521	2.00%	MD	501,513	193,141
Mortgage Loan ID#1000027181	6.50%	FL	562,500	192,617
Mortgage Loan ID#1000015014	2.00%	NV	387,863	192,516
Mortgage Loan ID#1000015904	2.00%	NJ	370,295	192,469
Mortgage Loan ID#1000001621	8.00%	NJ	385,884	191,716
Mortgage Loan ID#1000001610	9.38%	NY	347,672	189,948
Mortgage Loan ID#1000002320	3.13%	AZ	404,822	188,376
Mortgage Loan ID#1000001449	2.00%	CA	281,066	188,287
Mortgage Loan ID#1000043261	8.00%	NJ	288,028	187,087
Mortgage Loan ID#1000028937	2.00%	NY	426,650	186,469
Mortgage Loan ID#1000029283	3.25%	NY	326,256	186,451
Mortgage Loan ID#1000001588	9.25%	NY	368,791	186,446
Mortgage Loan ID#1000015317	2.00%	VA	288,623	186,209
Mortgage Loan ID#1000000938	2.63%	CA	299,017	185,639
Mortgage Loan ID#1000027243	2.50%	CA	380,135	185,256
Mortgage Loan ID#1000043637	7.38%	NY	250,260	185,128
Mortgage Loan ID#1000001022	8.50%	FL	205,419	185,127
Mortgage Loan ID#1000029131	7.39%	FL	217,567	185,092
Mortgage Loan ID#1000043885	4.48%	MA	479,462	184,944
Mortgage Loan ID#1000026182	4.75%	CA	228,963	184,516
Mortgage Loan ID#1000026024	2.00%	CA	327,839	183,037
Mortgage Loan ID#1000003895	2.63%	MD	382,791	182,549
Mortgage Loan ID#1000043164	2.63%	AZ	305,838	182,458
Mortgage Loan ID#1000043867	8.64%	FL	308,070	182,075
Mortgage Loan ID#1000027375	6.70%	NV	183,173	181,828
Mortgage Loan ID#1000003893	3.25%	MD	342,364	181,236
Mortgage Loan ID#1000026658	2.00%	NY	356,212	180,954
Mortgage Loan ID#1000016803	5.00%	PA	253,122	179,843
Mortgage Loan ID#1000029111	3.88%	CA	416,026	179,283
Mortgage Loan ID#1000002062	4.88%	NY	368,466	179,222
Mortgage Loan ID#1000001616	7.38%	NJ	364,000	178,859
Mortgage Loan ID#1000027180	2.50%	NJ	423,409	178,019
Mortgage Loan ID#1000017415	5.03%	PA	245,135	177,983
Mortgage Loan ID#1000035256	2.64%	CA	245,357	177,748
Mortgage Loan ID#1000001580	3.00%	FL	499,734	177,631
Mortgage Loan ID#1000003614	8.25%	MA	321,995	176,845
Mortgage Loan ID#1000043516	3.25%	NJ	289,492	175,839
Mortgage Loan ID#1000003888	2.63%	MA	295,622	174,882
Mortgage Loan ID#1000027641	4.88%	NJ	240,000	174,371
Mortgage Loan ID#1000025949	3.88%	CA	393,114	174,178
Mortgage Loan ID#1000029134	2.00%	FL	284,857	174,084
Mortgage Loan ID#1000026513	3.75%	CO	208,704	173,911
Mortgage Loan ID#1000016632	2.88%	FL	228,852	173,783
Mortgage Loan ID#1000043180	3.00%	NJ	241,166	173,701
Mortgage Loan ID#1000001683	8.33%	TX	193,764	173,031
Mortgage Loan ID#1000043815	4.75%	NY	199,027	172,453
Mortgage Loan ID#1000029231	4.13%	IL	657,024	172,388
Mortgage Loan ID#1000029065	2.00%	CA	405,275	172,259
Mortgage Loan ID#1000027518	2.00%	CT	342,925	171,918
Mortgage Loan ID#1000035568	2.00%	DC	344,211	171,776
Mortgage Loan ID#1000026171	4.88%	CA	334,747	171,770
Mortgage Loan ID#1000015960	4.00%	OR	204,721	171,422
Mortgage Loan ID#1000043503	8.49%	NJ	201,435	171,395
Mortgage Loan ID#1000002021	3.13%	NY	226,136	171,256
Mortgage Loan ID#1000028861	2.00%	OH	257,494	170,751
Mortgage Loan ID#1000027334	6.75%	FL	196,634	170,342
Mortgage Loan ID#1000002363	5.88%	NM	273,792	170,275
Mortgage Loan ID#1000026028	2.43%	CA	307,444	170,268
Mortgage Loan ID#1000035931	2.75%	WI	195,806	170,255
Mortgage Loan ID#1000028441	5.00%	FL	246,961	170,009
Mortgage Loan ID#1000000439	4.88%	AL	316,769	169,746
Mortgage Loan ID#1000003880	7.38%	MA	263,504	168,808
Mortgage Loan ID#1000003528	2.00%	MD	368,981	168,586
Mortgage Loan ID#1000043611	8.25%	FL	236,250	168,582
Mortgage Loan ID#1000017421	4.00%	MA	258,855	168,487
Mortgage Loan ID#1000001596	8.83%	NY	408,500	168,355
Mortgage Loan ID#1000000995	5.98%	VA	278,957	167,627
Mortgage Loan ID#1000017423	5.45%	OR	181,793	167,446
Mortgage Loan ID#1000026149	7.13%	NJ	177,901	167,166
Mortgage Loan ID#1000002332	7.88%	NY	360,000	167,128
Mortgage Loan ID#1000000591	4.00%	NJ	317,267	165,995
Mortgage Loan ID#1000028891	3.88%	VA	261,701	165,554
Mortgage Loan ID#1000002120	6.88%	NJ	478,086	165,504
Mortgage Loan ID#1000029254	9.50%	FL	435,029	165,376
Mortgage Loan ID#1000026640	3.88%	CO	186,865	165,340
Mortgage Loan ID#1000001457	4.00%	NJ	511,873	165,272
Mortgage Loan ID#1000027416	5.00%	MD	218,089	165,177
Mortgage Loan ID#1000028224	6.00%	NY	209,009	164,931
Mortgage Loan ID#1000027708	5.63%	NJ	260,260	164,613
Mortgage Loan ID#1000035088	6.88%	NJ	334,282	164,157
Mortgage Loan ID#1000035206	4.13%	FL	194,570	163,541
Mortgage Loan ID#1000026356	8.10%	MD	294,756	163,431
Mortgage Loan ID#1000035724	2.00%	CA	200,400	163,362
Mortgage Loan ID#1000002031	2.00%	CA	423,976	163,163
Mortgage Loan ID#1000026685	6.49%	TN	167,729	163,108
Mortgage Loan ID#1000000381	8.63%	NJ	255,000	162,759
Mortgage Loan ID#1000029151	9.35%	FL	270,872	162,561
Mortgage Loan ID#1000026081	9.93%	ME	163,690	162,220
Mortgage Loan ID#1000034880	6.75%	NJ	277,822	162,028
Mortgage Loan ID#1000028928	6.00%	CA	174,276	161,493
Mortgage Loan ID#1000027663	2.00%	CA	202,859	161,380
Mortgage Loan ID#1000044250	8.65%	NM	240,962	161,078
Mortgage Loan ID#1000015381	5.25%	FL	194,873	160,765
Mortgage Loan ID#1000029042	4.88%	PA	583,352	160,337
Mortgage Loan ID#1000029252	2.00%	CA	375,530	159,949
Mortgage Loan ID#1000001594	4.00%	FL	477,351	159,636
Mortgage Loan ID#1000000538	5.75%	IL	299,999	159,574
Mortgage Loan ID#1000035357	6.60%	NY	175,264	159,373
Mortgage Loan ID#1000001993	7.13%	IL	100,888	159,243
Mortgage Loan ID#1000017338	2.00%	PA	282,904	158,886
Mortgage Loan ID#1000026011	4.50%	CA	321,906	158,323
Mortgage Loan ID#1000000658	5.00%	NY	274,266	158,047
Mortgage Loan ID#1000026334	5.13%	MD	202,665	157,875
Mortgage Loan ID#1000002088	7.63%	NJ	338,947	157,839
Mortgage Loan ID#1000028805	2.00%	NY	466,883	157,651
Mortgage Loan ID#1000016485	5.00%	FL	265,020	157,522
Mortgage Loan ID#1000001247	2.00%	OH	270,793	157,454
Mortgage Loan ID#1000000626	4.88%	CO	212,005	157,247
Mortgage Loan ID#1000043416	5.00%	CT	259,088	157,201
Mortgage Loan ID#1000003971	4.50%	MI	234,133	156,866
Mortgage Loan ID#1000003527	3.00%	MD	387,757	156,570
Mortgage Loan ID#1000016386	2.63%	CA	177,060	156,406
Mortgage Loan ID#1000028857	7.75%	NY	455,000	156,058
Mortgage Loan ID#1000044113	6.90%	FL	150,328	155,903
Mortgage Loan ID#1000025986	3.00%	FL	250,582	155,720
Mortgage Loan ID#1000025946	8.00%	AZ	177,135	155,418
Mortgage Loan ID#1000027548	8.88%	FL	309,346	155,378
Mortgage Loan ID#1000001614	8.50%	NY	328,000	155,019
Mortgage Loan ID#1000002340	4.45%	DC	213,060	154,888
Mortgage Loan ID#1000035216	2.00%	IL	195,979	153,842
Mortgage Loan ID#1000002092	4.29%	NY	405,518	153,812
Mortgage Loan ID#1000036021	2.00%	NY	316,664	152,957
Mortgage Loan ID#1000028901	2.00%	CA	314,501	151,323
Mortgage Loan ID#1000016582	4.50%	NJ	254,459	151,195
Mortgage Loan ID#1000029196	2.00%	CA	388,620	150,846
Mortgage Loan ID#1000028998	8.28%	FL	227,050	149,642
Mortgage Loan ID#1000044253	7.50%	PA	209,915	149,632
Mortgage Loan ID#1000003953	4.38%	RI	258,983	149,324
Mortgage Loan ID#1000003663	8.25%	WI	193,599	149,315
Mortgage Loan ID#1000028999	6.88%	FL	220,800	149,207
Mortgage Loan ID#1000026583	2.00%	MD	314,869	148,615
Mortgage Loan ID#1000016110	7.88%	FL	286,771	148,592
Mortgage Loan ID#1000043471	5.00%	NY	225,504	148,538
Mortgage Loan ID#1000002377	4.00%	CA	209,875	148,372
Mortgage Loan ID#1000017457	4.98%	AZ	218,289	148,088
Mortgage Loan ID#1000027879	4.13%	IL	239,921	147,952
Mortgage Loan ID#1000044106	2.90%	MA	248,085	147,874
Mortgage Loan ID#1000035744	2.88%	CA	237,770	147,829
Mortgage Loan ID#1000027053	7.01%	NJ	259,171	147,439
Mortgage Loan ID#1000015837	2.00%	NY	515,006	147,436
Mortgage Loan ID#1000015280	4.57%	PA	238,955	147,407
Mortgage Loan ID#1000043935	5.00%	MO	229,897	146,845
Mortgage Loan ID#1000016081	2.50%	FL	416,844	146,585
Mortgage Loan ID#1000027997	5.38%	VA	229,449	145,875
Mortgage Loan ID#1000044249	7.05%	CT	202,531	145,245
Mortgage Loan ID#1000002369	4.00%	NY	361,237	144,493
Mortgage Loan ID#1000035239	10.87%	UT	137,609	144,490
Mortgage Loan ID#1000026196	9.45%	MA	253,716	144,437
Mortgage Loan ID#1000017267	7.99%	NY	157,225	144,429
Mortgage Loan ID#1000001271	4.00%	NJ	261,906	143,971
Mortgage Loan ID#1000034994	6.63%	NJ	148,782	143,911
Mortgage Loan ID#1000016047	7.75%	MA	196,772	143,635
Mortgage Loan ID#1000043342	7.99%	FL	236,776	143,466
Mortgage Loan ID#1000044107	7.35%	OH	174,516	143,457
Mortgage Loan ID#1000017183	4.00%	FL	291,247	143,258
Mortgage Loan ID#1000017383	3.88%	TX	161,602	143,068
Mortgage Loan ID#1000001225	4.82%	FL	189,218	142,514
Mortgage Loan ID#1000002039	7.63%	NJ	262,475	142,444
Mortgage Loan ID#1000000650	8.35%	WV	166,460	142,184
Mortgage Loan ID#1000028410	7.85%	SC	136,392	142,146
Mortgage Loan ID#1000043147	5.25%	OR	154,404	142,067
Mortgage Loan ID#1000026703	5.00%	AZ	198,050	141,929
Mortgage Loan ID#1000015875	2.00%	NY	199,625	141,858
Mortgage Loan ID#1000034828	6.63%	NJ	184,785	141,832
Mortgage Loan ID#1000017520	2.63%	MN	181,027	141,824
Mortgage Loan ID#1000028488	8.00%	NY	137,170	141,658
Mortgage Loan ID#1000017253	7.08%	MA	140,268	141,498
Mortgage Loan ID#1000044202	5.13%	TX	222,492	141,340
Mortgage Loan ID#1000017463	6.13%	MD	179,918	141,337
Mortgage Loan ID#1000043669	3.00%	CA	184,064	141,178
Mortgage Loan ID#1000003516	4.13%	MA	213,867	140,930
Mortgage Loan ID#1000043257	4.00%	FL	210,109	140,572
Mortgage Loan ID#1000017499	2.00%	DE	172,394	140,430
Mortgage Loan ID#1000001996	9.00%	PA	191,225	140,315
Mortgage Loan ID#1000003864	2.63%	MD	171,358	140,267
Mortgage Loan ID#1000029367	7.00%	NY	450,400	140,174
Mortgage Loan ID#1000044233	9.99%	NJ	179,134	140,073
Mortgage Loan ID#1000001589	2.63%	NJ	380,528	139,880
Mortgage Loan ID#1000029345	2.00%	ME	253,925	139,601
Mortgage Loan ID#1000026019	2.00%	MD	184,622	138,598
Mortgage Loan ID#1000002011	2.00%	FL	484,928	138,308
Mortgage Loan ID#1000001064	5.90%	FL	200,408	138,073
Mortgage Loan ID#1000026046	3.00%	CA	164,937	137,943
Mortgage Loan ID#1000043979	2.00%	WA	179,628	137,904
Mortgage Loan ID#1000016228	5.75%	NY	435,120	137,469
Mortgage Loan ID#1000026719	2.88%	TX	155,934	137,286
Mortgage Loan ID#1000017230	6.52%	NY	239,853	137,110
Mortgage Loan ID#1000043746	4.88%	CT	170,327	136,994
Mortgage Loan ID#1000017452	3.83%	AZ	176,459	136,965
Mortgage Loan ID#1000043548	4.75%	FL	221,630	136,862
Mortgage Loan ID#1000043734	2.00%	FL	414,630	136,615
Mortgage Loan ID#1000025982	7.50%	TX	134,551	135,981
Mortgage Loan ID#1000017081	6.75%	WA	146,388	135,844
Mortgage Loan ID#1000017495	4.98%	CT	152,422	135,834
Mortgage Loan ID#1000027353	2.00%	NY	267,725	135,714
Mortgage Loan ID#1000001327	4.00%	CA	270,110	135,518
Mortgage Loan ID#1000044228	4.75%	VA	156,312	135,239
Mortgage Loan ID#1000028925	7.20%	FL	245,204	135,101
Mortgage Loan ID#1000002009	3.00%	NJ	348,621	134,727
Mortgage Loan ID#1000002040	4.00%	NC	200,073	134,635
Mortgage Loan ID#1000015566	2.00%	FL	168,183	134,352
Mortgage Loan ID#1000027736	6.00%	NJ	215,996	134,173
Mortgage Loan ID#1000003529	2.00%	GA	362,451	134,065
Mortgage Loan ID#1000028949	3.00%	FL	197,248	133,935
Mortgage Loan ID#1000035629	3.00%	DE	177,117	133,876
Mortgage Loan ID#1000044205	7.60%	MA	315,089	133,867
Mortgage Loan ID#1000026553	2.00%	IL	335,884	133,829
Mortgage Loan ID#1000026688	7.70%	MO	162,816	133,821
Mortgage Loan ID#1000035938	4.00%	CT	153,214	133,628
Mortgage Loan ID#1000027676	2.00%	PA	185,308	133,435
Mortgage Loan ID#1000029008	2.00%	FL	315,783	133,325
Mortgage Loan ID#1000003623	3.13%	MA	251,222	133,199
Mortgage Loan ID#1000000611	7.25%	NY	132,971	133,173
Mortgage Loan ID#1000025984	2.00%	CA	242,586	132,881
Mortgage Loan ID#1000017330	5.02%	CT	209,804	132,405
Mortgage Loan ID#1000016797	6.99%	NJ	156,885	132,366
Mortgage Loan ID#1000028317	8.13%	MD	126,675	132,179
Mortgage Loan ID#1000044038	2.63%	KS	166,729	132,153
Mortgage Loan ID#1000025985	3.90%	TX	126,138	131,973
Mortgage Loan ID#1000000228	2.63%	IL	191,920	131,846
Mortgage Loan ID#1000001999	8.25%	NJ	276,675	131,751
Mortgage Loan ID#1000044061	4.00%	KY	161,068	131,033
Mortgage Loan ID#1000028373	6.40%	TX	136,092	131,029
Mortgage Loan ID#1000002002	2.00%	IL	261,179	130,990
Mortgage Loan ID#1000043875	2.88%	NC	202,123	130,944
Mortgage Loan ID#1000015627	6.75%	NY	179,970	130,303
Mortgage Loan ID#1000043455	4.00%	NV	182,242	130,009
Mortgage Loan ID#1000001067	7.25%	FL	308,321	129,999
Mortgage Loan ID#1000001995	7.00%	NY	216,015	129,983
Mortgage Loan ID#1000026056	6.00%	OR	155,322	129,802
Mortgage Loan ID#1000029206	11.38%	NY	188,360	129,776
Mortgage Loan ID#1000044104	2.50%	TX	158,814	129,671
Mortgage Loan ID#1000029137	2.00%	FL	238,679	129,481
Mortgage Loan ID#1000016611	5.88%	IL	207,774	128,851
Mortgage Loan ID#1000026647	2.00%	CA	154,535	128,658
Mortgage Loan ID#1000026119	2.00%	OH	162,301	128,617
Mortgage Loan ID#1000035869	4.00%	MS	156,031	128,353
Mortgage Loan ID#1000044137	4.88%	KY	150,952	128,091
Mortgage Loan ID#1000001346	2.38%	TX	166,301	127,976
Mortgage Loan ID#1000026017	2.00%	CA	321,130	127,939
Mortgage Loan ID#1000043289	5.50%	IL	221,734	127,761
Mortgage Loan ID#1000043686	7.20%	FL	154,723	127,547
Mortgage Loan ID#1000029262	7.20%	FL	369,035	127,510
Mortgage Loan ID#1000001937	7.88%	TX	142,127	127,352
Mortgage Loan ID#1000003858	2.63%	GA	155,747	127,238
Mortgage Loan ID#1000026010	5.13%	WA	198,267	126,945
Mortgage Loan ID#1000001242	3.50%	NY	235,287	126,559
Mortgage Loan ID#1000043462	8.96%	NY	169,438	126,337
Mortgage Loan ID#1000000817	6.63%	CA	199,994	126,292
Mortgage Loan ID#1000027985	4.88%	TN	156,862	126,045
Mortgage Loan ID#1000034882	6.38%	NJ	202,992	125,986
Mortgage Loan ID#1000015942	8.00%	NM	119,878	125,319
Mortgage Loan ID#1000017474	3.00%	IL	279,435	125,290
Mortgage Loan ID#1000038587	3.00%	PA	213,294	124,829
Mortgage Loan ID#1000028474	4.88%	TX	141,183	124,526
Mortgage Loan ID#1000026006	7.00%	WA	194,918	124,377
Mortgage Loan ID#1000035533	4.13%	NJ	189,428	123,487
Mortgage Loan ID#1000016328	6.25%	NJ	138,797	123,416
Mortgage Loan ID#1000015617	7.55%	FL	187,903	122,505
Mortgage Loan ID#1000017375	5.00%	MO	183,496	122,396
Mortgage Loan ID#1000029186	3.00%	FL	211,436	122,394
Mortgage Loan ID#1000038507	6.38%	FL	300,000	122,351
Mortgage Loan ID#1000029003	5.50%	CA	174,182	122,284
Mortgage Loan ID#1000001442	2.38%	NJ	244,693	122,158
Mortgage Loan ID#1000016053	9.25%	ME	119,370	121,987
Mortgage Loan ID#1000028882	2.00%	NY	302,276	121,763
Mortgage Loan ID#1000028428	6.45%	CT	197,114	121,616
Mortgage Loan ID#1000028078	6.25%	OR	126,356	121,565
Mortgage Loan ID#1000002310	6.00%	ME	223,787	121,553
Mortgage Loan ID#1000043304	9.59%	IL	121,800	121,531
Mortgage Loan ID#1000017245	7.89%	CA	153,870	121,351
Mortgage Loan ID#1000029044	5.00%	NJ	277,927	121,085
Mortgage Loan ID#1000026912	2.00%	NY	256,854	121,036
Mortgage Loan ID#1000001608	7.88%	NY	464,000	120,966
Mortgage Loan ID#1000001915	7.75%	AZ	134,915	120,089
Mortgage Loan ID#1000043731	3.75%	NJ	206,001	120,049
Mortgage Loan ID#1000027861	7.33%	FL	152,496	119,649
Mortgage Loan ID#1000025940	3.00%	NH	264,857	119,407
Mortgage Loan ID#1000029325	4.63%	FL	186,905	119,265
Mortgage Loan ID#1000026463	6.38%	MD	278,067	119,063
Mortgage Loan ID#1000017335	2.63%	VA	250,423	118,863
Mortgage Loan ID#1000028793	2.00%	NC	265,952	118,296
Mortgage Loan ID#1000027131	2.75%	FL	133,728	118,289
Mortgage Loan ID#1000035205	2.59%	CO	147,230	118,164
Mortgage Loan ID#1000017342	5.75%	FL	240,241	118,161
Mortgage Loan ID#1000028216	6.38%	NJ	437,092	118,151
Mortgage Loan ID#1000000399	5.75%	NJ	299,822	118,141
Mortgage Loan ID#1000026007	3.51%	AZ	141,708	117,826
Mortgage Loan ID#1000016437	7.95%	IL	133,766	117,814
Mortgage Loan ID#1000017513	4.13%	MA	186,836	117,689
Mortgage Loan ID#1000027466	8.40%	NJ	283,206	117,672
Mortgage Loan ID#1000044178	2.00%	MA	177,336	117,521
Mortgage Loan ID#1000028884	3.00%	NJ	188,376	117,394
Mortgage Loan ID#1000028173	5.83%	WA	162,457	117,386
Mortgage Loan ID#1000034972	7.13%	NJ	283,530	116,965
Mortgage Loan ID#1000015271	3.00%	IN	178,608	116,947
Mortgage Loan ID#1000026938	7.64%	NY	175,908	116,916
Mortgage Loan ID#1000025967	9.25%	PA	112,415	116,692
Mortgage Loan ID#1000002359	8.63%	NY	259,846	116,670
Mortgage Loan ID#1000003856	2.63%	AR	136,340	116,667
Mortgage Loan ID#1000015578	7.50%	GA	142,691	116,583
Mortgage Loan ID#1000017321	5.15%	MD	182,177	116,445
Mortgage Loan ID#1000001259	3.75%	FL	377,124	116,075
Mortgage Loan ID#1000001431	4.13%	NY	204,557	116,001
Mortgage Loan ID#1000003863	8.63%	MD	164,228	115,968
Mortgage Loan ID#1000029122	4.75%	FL	184,157	115,908
Mortgage Loan ID#1000025983	6.75%	MI	147,310	115,794
Mortgage Loan ID#1000043129	7.31%	FL	122,549	115,766
Mortgage Loan ID#1000043480	5.00%	FL	204,076	115,341
Mortgage Loan ID#1000003647	2.00%	MI	292,910	115,308
Mortgage Loan ID#1000029089	9.00%	WA	192,477	115,200
Mortgage Loan ID#1000001912	5.00%	FL	178,094	115,199
Mortgage Loan ID#1000029147	2.06%	FL	222,914	115,168
Mortgage Loan ID#1000028256	9.82%	IL	179,064	115,097
Mortgage Loan ID#1000029320	4.50%	FL	228,137	114,883
Mortgage Loan ID#1000001920	7.00%	AZ	128,014	114,882
Mortgage Loan ID#1000026546	4.88%	VA	152,405	114,731
Mortgage Loan ID#1000035199	5.00%	FL	130,295	114,677
Mortgage Loan ID#1000038533	7.88%	IL	138,251	114,534
Mortgage Loan ID#1000026016	4.38%	NM	221,616	114,498
Mortgage Loan ID#1000044171	4.00%	IL	305,103	114,342
Mortgage Loan ID#1000001943	5.80%	MT	151,192	114,254
Mortgage Loan ID#1000016574	6.25%	IL	160,406	114,007
Mortgage Loan ID#1000034758	5.88%	WA	176,658	113,743
Mortgage Loan ID#1000043594	7.90%	IN	135,622	113,711
Mortgage Loan ID#1000026014	3.25%	OR	210,223	113,587
Mortgage Loan ID#1000034988	2.00%	FL	187,490	113,498
Mortgage Loan ID#1000027208	5.00%	IL	142,608	113,343
Mortgage Loan ID#1000043544	2.50%	OH	179,019	113,290
Mortgage Loan ID#1000028960	8.25%	NY	314,675	113,223
Mortgage Loan ID#1000017485	6.80%	OH	114,608	113,145
Mortgage Loan ID#1000001924	4.00%	WA	232,409	112,910
Mortgage Loan ID#1000027901	5.00%	AZ	121,898	112,584
Mortgage Loan ID#1000015990	8.85%	IL	123,753	112,457
Mortgage Loan ID#1000017443	7.40%	TN	110,039	112,199
Mortgage Loan ID#1000035737	2.00%	CA	139,485	111,975
Mortgage Loan ID#1000028918	3.31%	FL	228,373	111,689
Mortgage Loan ID#1000026614	4.88%	NC	146,880	111,342
Mortgage Loan ID#1000027040	2.00%	AL	207,479	111,016
Mortgage Loan ID#1000029356	2.00%	CA	391,795	110,735
Mortgage Loan ID#1000026109	5.99%	MA	222,625	110,543
Mortgage Loan ID#1000028235	2.00%	MN	146,140	110,467
Mortgage Loan ID#1000017110	4.00%	SC	196,535	109,941
Mortgage Loan ID#1000043827	7.61%	PA	127,608	109,747
Mortgage Loan ID#1000036067	6.95%	MD	109,496	109,675
Mortgage Loan ID#1000029258	8.00%	PA	115,263	109,598
Mortgage Loan ID#1000001904	7.63%	TX	124,038	109,186
Mortgage Loan ID#1000002215	7.88%	NC	207,028	109,184
Mortgage Loan ID#1000035151	2.00%	NJ	147,235	108,942
Mortgage Loan ID#1000028995	2.00%	PA	350,472	108,930
Mortgage Loan ID#1000027209	4.63%	IL	194,303	108,929
Mortgage Loan ID#1000044265	7.99%	OR	180,439	108,827
Mortgage Loan ID#1000015334	4.88%	IL	178,563	108,825
Mortgage Loan ID#1000017411	7.75%	FL	188,077	108,750
Mortgage Loan ID#1000016038	6.99%	DE	152,305	108,439
Mortgage Loan ID#1000001619	2.00%	CA	187,763	108,429
Mortgage Loan ID#1000015325	4.00%	CT	208,263	108,186
Mortgage Loan ID#1000027349	6.85%	CO	160,416	108,088
Mortgage Loan ID#1000043928	7.99%	TX	106,259	108,000
Mortgage Loan ID#1000043476	8.17%	NV	161,986	107,475
Mortgage Loan ID#1000003489	7.13%	WI	126,758	107,290
Mortgage Loan ID#1000035666	7.62%	NY	122,900	107,241
Mortgage Loan ID#1000017362	5.25%	NY	118,032	107,210
Mortgage Loan ID#1000028883	7.00%	FL	262,400	107,105
Mortgage Loan ID#1000003842	3.63%	MD	105,178	106,980
Mortgage Loan ID#1000001344	2.00%	FL	261,186	106,974
Mortgage Loan ID#1000035995	3.00%	WA	208,543	106,695
Mortgage Loan ID#1000038567	6.13%	ME	115,037	106,425
Mortgage Loan ID#1000002289	6.00%	AZ	145,779	106,352
Mortgage Loan ID#1000028832	4.58%	FL	601,406	106,338
Mortgage Loan ID#1000025973	3.00%	PA	299,875	106,252
Mortgage Loan ID#1000026282	3.50%	VA	360,657	106,053
Mortgage Loan ID#1000044139	4.38%	RI	231,001	106,044
Mortgage Loan ID#1000028487	5.13%	TN	123,125	105,941
Mortgage Loan ID#1000017518	8.25%	NJ	124,967	105,923
Mortgage Loan ID#1000028411	7.50%	FL	151,243	105,911
Mortgage Loan ID#1000035314	2.84%	MD	218,926	105,825
Mortgage Loan ID#1000028422	4.13%	MN	269,335	105,183
Mortgage Loan ID#1000043284	7.75%	FL	161,248	105,164
Mortgage Loan ID#1000028992	5.00%	WI	197,700	105,071
Mortgage Loan ID#1000027174	4.78%	MA	286,450	104,182
Mortgage Loan ID#1000028957	3.75%	CO	177,257	104,157
Mortgage Loan ID#1000043809	8.50%	FL	104,873	103,919
Mortgage Loan ID#1000028902	10.25%	PA	98,962	103,910
Mortgage Loan ID#1000027454	3.88%	NJ	345,428	103,839
Mortgage Loan ID#1000035041	6.25%	NJ	242,563	103,753
Mortgage Loan ID#1000038508	4.50%	NJ	234,727	103,544
Mortgage Loan ID#1000002963	12.00%	AZ	115,551	103,401
Mortgage Loan ID#1000026110	2.00%	SC	236,923	103,185
Mortgage Loan ID#1000003845	2.88%	MD	119,878	102,534
Mortgage Loan ID#1000029261	5.20%	UT	120,819	102,469
Mortgage Loan ID#1000001928	6.38%	CO	123,406	102,335
Mortgage Loan ID#1000029375	4.78%	MD	198,256	102,306
Mortgage Loan ID#1000026829	2.00%	IL	233,033	102,246
Mortgage Loan ID#1000035033	7.00%	NJ	152,649	102,226
Mortgage Loan ID#1000027494	4.00%	FL	239,598	102,171
Mortgage Loan ID#1000028919	8.00%	NM	248,401	102,148
Mortgage Loan ID#1000028156	5.99%	NJ	171,886	102,059
Mortgage Loan ID#1000034960	7.38%	UT	142,908	101,908
Mortgage Loan ID#1000043404	4.00%	WI	143,293	101,871
Mortgage Loan ID#1000026749	7.92%	MI	151,400	101,805
Mortgage Loan ID#1000028981	4.75%	PA	141,998	101,794
Mortgage Loan ID#1000017260	9.65%	MA	97,573	101,787
Mortgage Loan ID#1000043919	8.00%	IA	99,426	101,765
Mortgage Loan ID#1000043448	7.09%	FL	106,991	101,651
Mortgage Loan ID#1000028475	4.82%	DE	200,219	101,529
Mortgage Loan ID#1000027397	2.00%	CT	260,453	101,500
Mortgage Loan ID#1000044020	3.40%	IL	182,350	101,381
Mortgage Loan ID#1000027668	3.00%	OH	157,430	101,286
Mortgage Loan ID#1000038566	2.00%	FL	199,147	100,644
Mortgage Loan ID#1000035045	6.38%	FL	188,154	100,634
Mortgage Loan ID#1000028502	7.50%	MD	98,262	100,372
Mortgage Loan ID#1000001859	7.88%	MO	125,800	99,875
Mortgage Loan ID#1000029306	6.38%	FL	143,999	99,666
Mortgage Loan ID#1000044209	4.00%	LA	107,802	99,628
Mortgage Loan ID#1000017068	4.00%	MD	205,917	99,491
Mortgage Loan ID#1000035741	2.00%	FL	235,131	99,412
Mortgage Loan ID#1000028894	3.88%	FL	300,106	99,346
Mortgage Loan ID#1000044151	4.00%	PA	168,428	99,078
Mortgage Loan ID#1000001983	5.00%	FL	207,770	98,965
Mortgage Loan ID#1000043833	6.38%	NY	115,112	98,804
Mortgage Loan ID#1000026002	2.00%	CT	159,251	98,577
Mortgage Loan ID#1000015924	7.51%	FL	164,700	98,552
Mortgage Loan ID#1000015929	6.13%	NY	117,061	98,497
Mortgage Loan ID#1000000365	11.75%	VA	111,200	98,362
Mortgage Loan ID#1000044181	6.75%	MI	138,119	98,294
Mortgage Loan ID#1000001569	2.00%	FL	292,630	98,031
Mortgage Loan ID#1000017341	2.00%	WA	223,870	97,994
Mortgage Loan ID#1000026034	2.00%	CA	306,274	97,622
Mortgage Loan ID#1000016152	5.75%	NY	101,254	97,478
Mortgage Loan ID#1000029234	3.51%	IL	310,668	97,377
Mortgage Loan ID#1000001948	7.63%	VA	123,183	97,311
Mortgage Loan ID#1000000776	4.88%	PA	126,371	96,732
Mortgage Loan ID#1000043360	7.95%	FL	166,017	96,296
Mortgage Loan ID#1000043320	4.88%	WI	209,451	96,253
Mortgage Loan ID#1000029143	4.00%	PA	140,705	96,154
Mortgage Loan ID#1000000254	2.00%	NC	122,408	96,134
Mortgage Loan ID#1000001326	3.75%	FL	136,514	95,842
Mortgage Loan ID#1000029341	4.00%	MD	151,024	95,621
Mortgage Loan ID#1000015132	6.88%	IL	267,660	95,219
Mortgage Loan ID#1000027500	2.00%	FL	512,208	95,209
Mortgage Loan ID#1000028414	6.99%	OH	95,908	95,183
Mortgage Loan ID#1000025934	6.50%	TN	120,440	95,031
Mortgage Loan ID#1000043977	9.79%	TX	127,587	94,434
Mortgage Loan ID#1000028830	6.99%	NJ	283,816	94,381
Mortgage Loan ID#1000026947	9.49%	MI	89,963	94,278
Mortgage Loan ID#1000026049	3.88%	FL	234,564	94,122
Mortgage Loan ID#1000027402	6.50%	TX	97,632	93,880
Mortgage Loan ID#1000026058	6.13%	TX	132,592	93,861
Mortgage Loan ID#1000027998	2.63%	TX	108,884	93,786
Mortgage Loan ID#1000017236	6.55%	CO	95,887	93,659
Mortgage Loan ID#1000043411	2.00%	MA	215,064	93,653
Mortgage Loan ID#1000015229	4.78%	IA	123,981	93,610
Mortgage Loan ID#1000017455	9.00%	SC	122,729	93,507
Mortgage Loan ID#1000028865	7.40%	FL	161,600	93,404
Mortgage Loan ID#1000003668	3.00%	MD	346,878	93,298
Mortgage Loan ID#1000035535	3.00%	LA	120,436	93,277
Mortgage Loan ID#1000028922	4.13%	PA	217,594	93,272
Mortgage Loan ID#1000017468	2.00%	NJ	177,487	93,157
Mortgage Loan ID#1000029011	6.05%	MI	163,933	93,069
Mortgage Loan ID#1000026254	3.50%	VA	409,382	92,917
Mortgage Loan ID#1000028385	2.00%	TX	114,109	92,874
Mortgage Loan ID#1000029316	8.45%	TX	90,910	92,485
Mortgage Loan ID#1000035990	2.00%	LA	147,716	92,434
Mortgage Loan ID#1000001961	5.00%	CT	189,488	92,375
Mortgage Loan ID#1000035224	6.78%	NY	118,552	92,222
Mortgage Loan ID#1000043128	6.86%	NJ	102,661	92,119
Mortgage Loan ID#1000035270	4.00%	MA	217,305	92,117
Mortgage Loan ID#1000001369	6.80%	IL	309,379	91,984
Mortgage Loan ID#1000043550	6.88%	NJ	193,444	91,213
Mortgage Loan ID#1000029323	3.63%	FL	159,342	91,176
Mortgage Loan ID#1000035646	7.99%	OR	207,000	91,125
Mortgage Loan ID#1000015473	2.13%	MN	110,900	91,103
Mortgage Loan ID#1000027403	5.38%	WI	202,915	90,525
Mortgage Loan ID#1000001940	4.00%	NV	241,454	90,433
Mortgage Loan ID#1000027258	8.25%	AL	118,779	90,262
Mortgage Loan ID#1000043752	6.99%	OK	90,961	90,183
Mortgage Loan ID#1000043941	2.00%	ID	150,010	89,896
Mortgage Loan ID#1000044087	6.06%	MO	182,450	89,853
Mortgage Loan ID#1000043400	7.99%	OH	140,107	89,797
Mortgage Loan ID#1000034996	7.13%	IL	130,113	89,601
Mortgage Loan ID#1000035732	4.13%	OR	144,208	89,396
Mortgage Loan ID#1000028478	6.39%	SC	108,605	89,047
Mortgage Loan ID#1000025959	2.25%	KS	158,409	88,805
Mortgage Loan ID#1000001066	9.50%	FL	203,067	88,776
Mortgage Loan ID#1000000529	5.50%	NC	133,816	88,474
Mortgage Loan ID#1000026604	2.00%	GA	172,798	88,272
Mortgage Loan ID#1000027415	5.13%	FL	165,380	88,197
Mortgage Loan ID#1000044117	4.00%	OH	84,686	88,008
Mortgage Loan ID#1000003513	8.38%	GA	130,372	87,720
Mortgage Loan ID#1000034776	5.00%	IN	108,580	87,700
Mortgage Loan ID#1000001521	2.00%	NE	120,451	87,446
Mortgage Loan ID#1000027869	3.25%	LA	183,007	87,331
Mortgage Loan ID#1000035194	9.38%	RI	298,641	87,254
Mortgage Loan ID#1000028936	5.00%	NY	460,660	87,206
Mortgage Loan ID#1000015261	4.88%	PA	118,949	86,909
Mortgage Loan ID#1000000677	5.00%	FL	146,312	86,776
Mortgage Loan ID#1000017401	2.00%	IN	111,571	86,509
Mortgage Loan ID#1000016888	2.00%	WI	141,443	86,498
Mortgage Loan ID#1000001464	2.00%	IL	257,030	86,480
Mortgage Loan ID#1000025990	5.20%	VA	131,197	86,413
Mortgage Loan ID#1000027341	8.55%	TX	98,697	86,395
Mortgage Loan ID#1000026667	6.40%	MI	143,178	86,229
Mortgage Loan ID#1000043469	10.06%	PA	149,414	86,119
Mortgage Loan ID#1000000426	2.63%	CO	145,574	85,992
Mortgage Loan ID#1000003506	5.00%	MI	108,330	85,792
Mortgage Loan ID#1000029347	4.13%	FL	155,952	85,559
Mortgage Loan ID#1000027991	8.89%	GA	166,641	85,455
Mortgage Loan ID#1000001840	4.00%	MN	164,004	85,168
Mortgage Loan ID#1000044160	5.13%	OH	171,459	85,027
Mortgage Loan ID#1000017171	6.00%	GA	146,996	84,961
Mortgage Loan ID#1000016347	3.75%	OH	141,559	84,759
Mortgage Loan ID#1000035673	4.88%	CO	148,458	84,675
Mortgage Loan ID#1000043137	7.85%	FL	101,296	84,547
Mortgage Loan ID#1000035479	7.95%	FL	182,472	84,407
Mortgage Loan ID#1000001800	7.88%	NY	104,482	84,406
Mortgage Loan ID#1000026384	4.00%	MN	153,216	84,217
Mortgage Loan ID#1000002200	5.25%	FL	225,012	84,153
Mortgage Loan ID#1000028466	7.50%	IL	102,242	83,862
Mortgage Loan ID#1000000662	7.85%	MN	212,409	83,858
Mortgage Loan ID#1000026361	7.45%	FL	167,029	83,844
Mortgage Loan ID#1000003508	4.00%	GA	115,801	83,278
Mortgage Loan ID#1000017460	7.00%	FL	234,521	83,263
Mortgage Loan ID#1000001966	5.40%	CT	212,338	83,140
Mortgage Loan ID#1000028465	4.80%	OR	127,615	82,933
Mortgage Loan ID#1000001910	3.00%	NV	245,946	82,877
Mortgage Loan ID#1000025964	7.00%	PA	112,408	82,648
Mortgage Loan ID#1000028931	2.00%	CT	226,749	82,645
Mortgage Loan ID#1000000773	11.75%	PA	79,318	82,606
Mortgage Loan ID#1000001128	5.00%	FL	121,690	82,425
Mortgage Loan ID#1000016194	6.88%	NY	89,843	82,342
Mortgage Loan ID#1000015933	7.13%	AZ	80,848	82,284
Mortgage Loan ID#1000035363	2.60%	CA	91,967	82,203
Mortgage Loan ID#1000044215	7.25%	TX	108,509	81,958
Mortgage Loan ID#1000038454	6.50%	NJ	127,627	81,860
Mortgage Loan ID#1000027400	7.75%	NY	229,668	81,832
Mortgage Loan ID#1000038579	6.38%	NJ	144,272	81,743
Mortgage Loan ID#1000015608	6.15%	FL	119,053	81,699
Mortgage Loan ID#1000035080	7.13%	NJ	155,369	81,607
Mortgage Loan ID#1000017428	9.23%	NC	78,208	81,491
Mortgage Loan ID#1000001921	7.75%	VA	132,562	81,437
Mortgage Loan ID#1000015257	4.00%	PA	130,749	81,190
Mortgage Loan ID#1000043946	2.00%	MA	160,716	81,157
Mortgage Loan ID#1000001827	8.50%	IN	103,457	81,136
Mortgage Loan ID#1000028988	6.88%	FL	97,375	80,785
Mortgage Loan ID#1000025970	7.00%	SD	84,669	80,682
Mortgage Loan ID#1000028969	6.00%	MD	184,196	80,206
Mortgage Loan ID#1000017039	3.00%	FL	257,894	80,103
Mortgage Loan ID#1000043380	8.69%	TN	121,441	80,002
Mortgage Loan ID#1000027372	7.55%	NJ	78,968	79,681
Mortgage Loan ID#1000001949	7.13%	NJ	195,145	79,542
Mortgage Loan ID#1000028191	4.50%	PA	176,017	79,314
Mortgage Loan ID#1000029010	2.00%	FL	125,717	79,268
Mortgage Loan ID#1000014981	4.82%	IL	118,215	79,195
Mortgage Loan ID#1000043618	6.88%	NY	276,775	79,129
Mortgage Loan ID#1000043863	3.00%	IL	173,654	79,036
Mortgage Loan ID#1000017433	8.39%	SC	116,079	79,021
Mortgage Loan ID#1000015320	4.00%	DE	139,406	78,840
Mortgage Loan ID#1000027437	9.69%	NY	114,538	78,596
Mortgage Loan ID#1000029201	2.00%	WI	160,855	78,568
Mortgage Loan ID#1000000440	2.63%	TX	92,868	78,562
Mortgage Loan ID#1000043561	4.13%	AZ	181,516	78,231
Mortgage Loan ID#1000029115	2.00%	CA	372,462	78,131
Mortgage Loan ID#1000038554	7.25%	IL	153,617	78,079
Mortgage Loan ID#1000015930	8.00%	AZ	212,936	77,785
Mortgage Loan ID#1000027035	5.13%	FL	88,839	77,589
Mortgage Loan ID#1000028183	3.75%	WA	180,315	77,432
Mortgage Loan ID#1000001830	3.00%	NV	161,021	77,424
Mortgage Loan ID#1000001793	8.50%	NY	86,882	77,312
Mortgage Loan ID#1000043794	4.88%	WI	187,694	77,162
Mortgage Loan ID#1000028825	4.75%	FL	223,739	77,070
Mortgage Loan ID#1000043217	5.13%	OH	127,363	76,999
Mortgage Loan ID#1000015866	3.00%	PA	163,783	76,902
Mortgage Loan ID#1000028337	8.35%	MI	81,365	76,779
Mortgage Loan ID#1000029180	8.60%	OH	143,347	76,344
Mortgage Loan ID#7000014317	5.25%	VA	134,497	76,311
Mortgage Loan ID#1000017491	2.00%	CT	97,153	76,203
Mortgage Loan ID#1000034969	8.00%	IL	152,489	76,138
Mortgage Loan ID#1000028954	2.00%	FL	95,078	75,717
Mortgage Loan ID#1000026021	2.00%	IL	255,874	75,653
Mortgage Loan ID#1000014985	5.00%	MD	85,322	75,587
Mortgage Loan ID#1000029422	7.30%	FL	191,565	75,510
Mortgage Loan ID#1000027754	4.85%	WA	232,820	75,293
Mortgage Loan ID#1000015282	2.00%	LA	129,771	75,193
Mortgage Loan ID#1000001265	3.00%	FL	269,243	75,132
Mortgage Loan ID#1000027808	3.00%	GA	161,040	75,132
Mortgage Loan ID#1000027534	7.75%	FL	359,864	74,914
Mortgage Loan ID#1000000903	7.38%	CA	135,000	74,865
Mortgage Loan ID#1000028177	9.74%	PA	117,284	74,822
Mortgage Loan ID#1000029219	2.50%	FL	198,882	74,537
Mortgage Loan ID#1000043921	4.88%	MD	247,427	74,216
Mortgage Loan ID#1000043661	7.00%	TX	75,533	74,043
Mortgage Loan ID#1000043722	6.88%	PA	92,005	73,925
Mortgage Loan ID#1000035997	2.00%	MS	96,770	73,862
Mortgage Loan ID#1000028950	7.50%	WI	95,334	73,697
Mortgage Loan ID#1000026544	7.25%	MA	215,907	73,124
Mortgage Loan ID#1000043414	4.38%	NC	133,508	73,072
Mortgage Loan ID#1000029135	7.65%	IL	152,496	73,026
Mortgage Loan ID#1000003477	2.00%	MS	126,617	72,970
Mortgage Loan ID#1000035844	5.75%	SC	231,898	72,957
Mortgage Loan ID#1000000706	2.63%	FL	231,992	72,953
Mortgage Loan ID#1000044142	5.00%	OH	125,957	72,574
Mortgage Loan ID#1000044116	6.95%	NJ	152,610	72,564
Mortgage Loan ID#1000029027	4.63%	AZ	309,110	72,342
Mortgage Loan ID#1000027365	2.00%	GA	119,316	72,229
Mortgage Loan ID#1000043393	9.20%	KY	68,739	72,176
Mortgage Loan ID#1000028798	4.84%	OH	128,514	71,768
Mortgage Loan ID#1000026230	7.25%	FL	79,811	71,761
Mortgage Loan ID#1000025987	7.50%	WI	178,211	71,340
Mortgage Loan ID#1000029162	7.50%	LA	119,965	71,307
Mortgage Loan ID#1000029060	2.00%	LA	101,978	71,253
Mortgage Loan ID#1000029140	5.00%	FL	106,934	71,219
Mortgage Loan ID#1000017447	8.15%	AL	67,515	70,891
Mortgage Loan ID#1000026256	8.75%	FL	143,301	70,864
Mortgage Loan ID#1000000694	2.63%	FL	160,179	70,861
Mortgage Loan ID#1000015565	8.70%	NY	67,138	70,495
Mortgage Loan ID#1000027505	9.25%	NY	123,383	70,480
Mortgage Loan ID#1000043595	9.74%	ME	123,741	70,366
Mortgage Loan ID#1000017410	4.88%	MI	137,845	70,073
Mortgage Loan ID#1000016120	8.25%	NJ	77,266	70,035
Mortgage Loan ID#1000001909	5.00%	SC	207,600	69,905
Mortgage Loan ID#1000015452	4.00%	MO	240,684	69,868
Mortgage Loan ID#1000044296	4.50%	IL	331,189	69,715
Mortgage Loan ID#1000025968	7.50%	CA	184,382	69,665
Mortgage Loan ID#1000000226	2.00%	AZ	164,669	69,584
Mortgage Loan ID#1000029233	10.60%	FL	87,615	69,546
Mortgage Loan ID#1000003918	8.50%	AR	67,704	69,506
Mortgage Loan ID#1000015972	6.98%	FL	96,310	69,459
Mortgage Loan ID#1000017061	2.00%	IL	222,726	69,451
Mortgage Loan ID#1000029423	2.40%	TX	94,221	69,451
Mortgage Loan ID#1000017087	8.00%	IL	66,441	69,151
Mortgage Loan ID#1000044276	4.75%	MA	96,391	69,025
Mortgage Loan ID#1000029038	2.00%	WI	152,329	69,004
Mortgage Loan ID#1000016159	6.75%	NY	169,119	68,994
Mortgage Loan ID#1000026556	9.10%	FL	135,516	68,990
Mortgage Loan ID#1000014966	2.00%	MD	186,032	68,968
Mortgage Loan ID#1000044279	6.70%	TX	73,163	68,920
Mortgage Loan ID#1000027480	7.84%	FL	183,257	68,919
Mortgage Loan ID#1000038532	7.88%	IL	148,505	68,755
Mortgage Loan ID#1000016784	8.25%	FL	197,654	68,705
Mortgage Loan ID#1000044271	3.38%	MN	77,867	68,645
Mortgage Loan ID#1000016520	5.50%	FL	81,293	68,624
Mortgage Loan ID#1000029163	3.96%	PA	101,956	68,209
Mortgage Loan ID#1000026336	8.55%	PA	139,002	68,088
Mortgage Loan ID#1000015614	2.63%	FL	116,635	67,892
Mortgage Loan ID#1000043575	5.88%	NY	177,408	67,713
Mortgage Loan ID#1000027018	8.79%	IL	99,756	67,685
Mortgage Loan ID#1000017517	2.00%	NM	109,080	67,537
Mortgage Loan ID#1000028440	2.00%	NY	120,313	67,488
Mortgage Loan ID#1000000654	4.75%	NC	81,880	67,360
Mortgage Loan ID#1000044235	6.85%	NJ	90,853	67,186
Mortgage Loan ID#1000043955	4.13%	PA	87,813	67,084
Mortgage Loan ID#1000025960	5.98%	OH	147,091	67,057
Mortgage Loan ID#1000015272	7.83%	TX	63,849	67,041
Mortgage Loan ID#1000015945	2.63%	IL	81,453	67,034
Mortgage Loan ID#1000001822	2.00%	FL	162,997	66,664
Mortgage Loan ID#1000028447	8.25%	NC	185,786	66,659
Mortgage Loan ID#1000026592	3.25%	KY	124,709	66,354
Mortgage Loan ID#1000026136	10.84%	GA	91,383	66,109
Mortgage Loan ID#1000000390	2.63%	IL	97,658	65,859
Mortgage Loan ID#1000026994	10.14%	NC	82,596	65,843
Mortgage Loan ID#1000002006	7.75%	FL	75,001	65,754
Mortgage Loan ID#1000015940	7.00%	OH	65,454	65,596
Mortgage Loan ID#1000028909	2.00%	CA	277,370	65,572
Mortgage Loan ID#1000029279	5.25%	MI	97,954	65,359
Mortgage Loan ID#1000026704	5.35%	FL	214,130	65,345
Mortgage Loan ID#1000000613	10.40%	IN	88,165	65,304
Mortgage Loan ID#1000043409	5.15%	VA	107,770	64,773
Mortgage Loan ID#1000034773	5.13%	PA	70,166	64,671
Mortgage Loan ID#1000044021	6.78%	MA	210,541	64,667
Mortgage Loan ID#1000028837	7.13%	OH	69,708	64,557
Mortgage Loan ID#1000038442	4.13%	OK	148,211	64,173
Mortgage Loan ID#1000014997	7.88%	NY	61,049	64,102
Mortgage Loan ID#1000029407	4.75%	KY	130,120	64,088
Mortgage Loan ID#1000044152	5.00%	MO	72,776	63,899
Mortgage Loan ID#1000043627	4.63%	LA	130,145	63,651
Mortgage Loan ID#1000026609	4.00%	IL	81,218	63,592
Mortgage Loan ID#1000027352	7.88%	OH	95,492	63,323
Mortgage Loan ID#1000025939	4.00%	KY	88,398	63,213
Mortgage Loan ID#1000026718	8.19%	AZ	201,020	63,079
Mortgage Loan ID#1000028848	2.00%	RI	325,033	62,885
Mortgage Loan ID#1000003512	3.13%	GA	105,626	62,598
Mortgage Loan ID#1000043563	3.88%	FL	229,946	62,561
Mortgage Loan ID#1000000412	2.63%	DE	136,687	62,513
Mortgage Loan ID#1000026464	7.50%	WI	60,100	62,448
Mortgage Loan ID#1000027105	8.75%	OR	153,228	62,222
Mortgage Loan ID#1000015314	3.25%	IN	127,932	62,205
Mortgage Loan ID#1000015939	4.00%	AZ	84,235	61,975
Mortgage Loan ID#1000015532	5.00%	SC	202,359	61,911
Mortgage Loan ID#1000016432	3.00%	GA	68,986	61,753
Mortgage Loan ID#1000043709	4.13%	MI	161,372	61,722
Mortgage Loan ID#1000035249	9.00%	NY	59,934	61,697
Mortgage Loan ID#1000043950	9.70%	OR	183,348	61,177
Mortgage Loan ID#1000027990	7.95%	MI	60,517	61,166
Mortgage Loan ID#7000004746	4.75%	CA	95,209	61,140
Mortgage Loan ID#1000000219	3.75%	IL	219,981	61,113
Mortgage Loan ID#1000026364	2.00%	PA	88,792	60,803
Mortgage Loan ID#1000035192	5.00%	TX	85,725	60,534
Mortgage Loan ID#1000029268	4.13%	IA	82,377	60,343
Mortgage Loan ID#1000028180	4.13%	PA	112,431	60,250
Mortgage Loan ID#1000015597	7.39%	OH	95,527	60,109
Mortgage Loan ID#1000029109	7.50%	IL	118,557	60,006
Mortgage Loan ID#1000043088	7.15%	NJ	82,226	59,916
Mortgage Loan ID#1000027381	11.50%	NC	69,424	59,895
Mortgage Loan ID#1000016871	4.31%	RI	206,663	59,801
Mortgage Loan ID#1000028008	7.13%	AL	109,176	59,281
Mortgage Loan ID#1000016084	5.13%	LA	72,845	59,255
Mortgage Loan ID#1000027380	4.81%	TX	79,672	59,235
Mortgage Loan ID#1000029409	4.84%	CA	127,306	58,442
Mortgage Loan ID#1000029092	2.13%	MO	98,164	58,347
Mortgage Loan ID#1000043222	3.47%	CA	63,044	58,271
Mortgage Loan ID#1000027361	7.45%	LA	58,585	58,089
Mortgage Loan ID#1000016908	5.00%	CA	75,176	57,809
Mortgage Loan ID#1000043981	2.00%	NC	125,314	57,691
Mortgage Loan ID#1000035556	4.89%	FL	141,777	57,619
Mortgage Loan ID#1000043133	2.00%	IL	107,958	57,539
Mortgage Loan ID#1000029239	5.63%	FL	65,178	57,229
Mortgage Loan ID#1000003941	7.65%	TN	76,228	57,193
Mortgage Loan ID#1000044213	6.00%	FL	153,984	56,883
Mortgage Loan ID#1000015336	8.26%	MN	113,745	56,799
Mortgage Loan ID#1000026752	10.88%	OH	149,036	56,639
Mortgage Loan ID#1000015563	4.00%	LA	69,135	56,617
Mortgage Loan ID#1000001233	2.00%	IL	166,139	56,457
Mortgage Loan ID#1000017351	2.88%	KS	86,922	56,244
Mortgage Loan ID#1000043705	2.00%	NY	87,331	56,160
Mortgage Loan ID#1000026554	10.68%	GA	53,420	56,091
Mortgage Loan ID#1000026516	5.25%	CT	196,509	55,896
Mortgage Loan ID#1000015931	7.88%	IL	53,407	55,406
Mortgage Loan ID#1000000621	4.50%	KY	105,303	55,400
Mortgage Loan ID#1000029080	4.38%	IA	82,915	55,364
Mortgage Loan ID#1000043879	8.48%	WI	93,692	55,092
Mortgage Loan ID#1000000563	8.99%	AZ	83,387	54,881
Mortgage Loan ID#1000043424	7.38%	AL	53,821	54,759
Mortgage Loan ID#1000025958	4.13%	WI	130,805	54,751
Mortgage Loan ID#1000000663	9.85%	NY	59,525	54,590
Mortgage Loan ID#1000027941	8.75%	GA	189,174	54,408
Mortgage Loan ID#1000015971	2.00%	IL	139,609	54,245
Mortgage Loan ID#1000015932	6.13%	NY	64,780	54,228
Mortgage Loan ID#1000015260	4.00%	GA	94,683	54,123
Mortgage Loan ID#1000027844	2.00%	MA	335,905	54,016
Mortgage Loan ID#1002229098	8.00%	GA	56,503	53,654
Mortgage Loan ID#1000044219	2.00%	ID	102,185	53,615
Mortgage Loan ID#1000016068	10.18%	FL	288,111	53,230
Mortgage Loan ID#1000000376	11.13%	NY	53,400	53,216
Mortgage Loan ID#1000043555	5.38%	NC	143,114	53,053
Mortgage Loan ID#1000044193	6.25%	NC	152,631	53,039
Mortgage Loan ID#1000028840	3.19%	FL	209,736	52,963
Mortgage Loan ID#1000026454	2.00%	IA	77,141	52,650
Mortgage Loan ID#1000001792	2.00%	SC	100,849	52,609
Mortgage Loan ID#1000044223	8.55%	OK	82,868	52,518
Mortgage Loan ID#1000043264	6.00%	OH	91,889	52,462
Mortgage Loan ID#1000015558	4.88%	NY	66,257	52,283
Mortgage Loan ID#1000029266	8.00%	FL	269,157	52,277
Mortgage Loan ID#1000029277	4.63%	IN	84,723	52,219
Mortgage Loan ID#1000026712	8.40%	TX	72,575	52,196
Mortgage Loan ID#1000036109	6.74%	NY	80,087	52,072
Mortgage Loan ID#1000035573	4.13%	FL	152,874	51,969
Mortgage Loan ID#1000001546	4.88%	NC	97,956	51,478
Mortgage Loan ID#1000017525	5.07%	MD	149,038	51,405
Mortgage Loan ID#1000026638	7.88%	TX	57,895	51,287
Mortgage Loan ID#1000027625	4.88%	WI	170,894	50,708
Mortgage Loan ID#1000044092	6.99%	PA	70,153	50,629
Mortgage Loan ID#1000043995	2.00%	IL	307,220	50,234
Mortgage Loan ID#1000028943	2.00%	FL	296,806	49,858
Mortgage Loan ID#1000034931	6.38%	PA	89,323	49,662
Mortgage Loan ID#1000029282	8.63%	CT	150,075	49,423
Mortgage Loan ID#1000043710	7.25%	PA	136,830	49,326
Mortgage Loan ID#7000003524	4.75%	CA	167,607	49,312
Mortgage Loan ID#1000029172	6.39%	FL	110,376	49,285
Mortgage Loan ID#1000043768	4.88%	MD	95,043	49,257
Mortgage Loan ID#1000029349	10.63%	FL	289,230	49,189
Mortgage Loan ID#1000001774	8.75%	NY	64,688	49,032
Mortgage Loan ID#1000028406	7.50%	NY	90,270	49,020
Mortgage Loan ID#1000015963	2.63%	FL	166,400	48,863
Mortgage Loan ID#1000015651	8.70%	TX	64,591	48,608
Mortgage Loan ID#1000025925	5.36%	NY	85,175	48,027
Mortgage Loan ID#1000027348	5.15%	KY	82,564	47,557
Mortgage Loan ID#1000043656	6.50%	DC	228,791	47,550
Mortgage Loan ID#1000043985	8.60%	IL	105,039	47,360
Mortgage Loan ID#1000015599	5.03%	PA	85,273	47,312
Mortgage Loan ID#1000028144	8.74%	IL	89,432	47,236
Mortgage Loan ID#1000003826	2.63%	MD	56,485	47,186
Mortgage Loan ID#1000035207	2.00%	NJ	59,729	47,014
Mortgage Loan ID#1000044291	3.25%	TN	93,668	46,847
Mortgage Loan ID#1000043577	6.63%	FL	142,999	46,744
Mortgage Loan ID#1000017526	2.00%	IA	91,758	46,628
Mortgage Loan ID#1000025935	4.13%	PA	210,750	46,460
Mortgage Loan ID#1000001018	8.25%	AZ	104,818	46,408
Mortgage Loan ID#1000029170	2.00%	PA	146,402	46,239
Mortgage Loan ID#1000015564	8.00%	MS	46,640	46,193
Mortgage Loan ID#1000016867	4.91%	NY	113,903	46,078
Mortgage Loan ID#1000027126	3.75%	IL	158,133	46,066
Mortgage Loan ID#1000034867	4.00%	WI	71,351	45,898
Mortgage Loan ID#1000003679	4.88%	MI	151,995	45,805
Mortgage Loan ID#1000043727	6.20%	IN	109,192	45,551
Mortgage Loan ID#1000016382	6.24%	FL	55,738	45,516
Mortgage Loan ID#1000034755	5.25%	OR	53,656	45,407
Mortgage Loan ID#1000038580	6.75%	CO	96,436	45,349
Mortgage Loan ID#1000017418	3.75%	FL	211,982	45,174
Mortgage Loan ID#1000014995	2.88%	CT	48,843	45,174
Mortgage Loan ID#1000026763	11.75%	NY	52,577	45,031
Mortgage Loan ID#1000044196	7.99%	MD	148,017	44,642
Mortgage Loan ID#1000003627	3.00%	WI	157,221	43,901
Mortgage Loan ID#1000043682	2.00%	IL	110,583	43,818
Mortgage Loan ID#1000015637	5.03%	AL	106,848	43,685
Mortgage Loan ID#1000017233	8.00%	TN	43,315	43,682
Mortgage Loan ID#1000028367	7.52%	LA	42,637	43,598
Mortgage Loan ID#1000035030	7.00%	FL	173,095	43,494
Mortgage Loan ID#1000001308	8.38%	NJ	160,615	43,361
Mortgage Loan ID#1000038414	5.00%	FL	110,871	43,224
Mortgage Loan ID#1000025927	2.61%	ID	63,905	42,785
Mortgage Loan ID#1000027656	6.00%	AZ	104,245	42,722
Mortgage Loan ID#1000043664	7.00%	WI	147,972	42,511
Mortgage Loan ID#1000034979	3.13%	IL	198,848	42,324
Mortgage Loan ID#1000016883	8.40%	NJ	151,309	41,914
Mortgage Loan ID#1000043557	3.38%	NY	44,528	41,523
Mortgage Loan ID#1000029308	5.88%	MI	60,211	41,433
Mortgage Loan ID#1000001834	8.75%	NV	169,526	41,430
Mortgage Loan ID#1000028413	4.88%	TX	72,633	41,342
Mortgage Loan ID#1000015268	4.85%	FL	159,583	41,059
Mortgage Loan ID#1000025991	2.00%	NM	149,410	41,019
Mortgage Loan ID#1000000754	2.63%	FL	87,000	40,866
Mortgage Loan ID#1000015906	8.00%	TX	54,921	40,553
Mortgage Loan ID#1000029182	5.98%	FL	193,513	40,423
Mortgage Loan ID#1000043371	9.00%	OH	74,472	40,383
Mortgage Loan ID#1000016005	4.13%	FL	73,446	40,225
Mortgage Loan ID#1000044266	8.95%	NY	57,785	40,000
Mortgage Loan ID#1000044075	11.99%	PA	63,061	39,791
Mortgage Loan ID#1000027992	3.13%	IL	79,937	39,755
Mortgage Loan ID#1000028377	9.13%	IN	49,312	39,672
Mortgage Loan ID#1000017252	7.00%	NY	55,163	39,583
Mortgage Loan ID#1000027318	7.75%	OH	67,572	39,386
Mortgage Loan ID#1000025922	4.13%	OK	62,518	39,213
Mortgage Loan ID#1000027252	4.50%	WI	127,488	39,186
Mortgage Loan ID#7000044223	4.25%	CA	187,360	39,159
Mortgage Loan ID#1000026730	7.83%	FL	96,832	38,040
Mortgage Loan ID#1000015277	4.88%	MD	96,247	37,974
Mortgage Loan ID#1000029401	9.25%	OH	89,792	37,864
Mortgage Loan ID#1000044201	2.00%	IL	175,641	37,840
Mortgage Loan ID#1000029391	7.61%	FL	242,367	37,567
Mortgage Loan ID#1000000641	8.00%	TX	49,717	37,518
Mortgage Loan ID#1000026461	8.60%	TX	55,070	37,422
Mortgage Loan ID#1000025919	2.00%	OH	47,400	37,416
Mortgage Loan ID#1000015553	10.99%	NY	44,036	37,260
Mortgage Loan ID#1000043847	8.95%	UT	47,958	37,176
Mortgage Loan ID#1000044246	7.25%	TX	95,747	36,996
Mortgage Loan ID#1000029244	6.47%	TX	56,664	36,934
Mortgage Loan ID#1000044088	8.35%	AR	62,174	36,900
Mortgage Loan ID#1000025947	6.50%	KS	69,018	36,547
Mortgage Loan ID#1000027952	4.88%	IN	139,213	36,465
Mortgage Loan ID#1000003504	5.00%	AR	87,126	36,439
Mortgage Loan ID#1000026986	7.75%	AL	140,920	36,428
Mortgage Loan ID#1000029211	6.47%	PA	64,566	35,796
Mortgage Loan ID#1000029385	8.50%	FL	178,830	35,753
Mortgage Loan ID#1000027308	7.56%	ID	80,863	35,731
Mortgage Loan ID#1000028966	4.38%	ME	134,044	35,412
Mortgage Loan ID#1000034873	7.38%	NJ	63,813	35,081
Mortgage Loan ID#1000027343	5.25%	WI	149,254	35,036
Mortgage Loan ID#1000025926	7.00%	TX	35,708	34,962
Mortgage Loan ID#1000017142	3.52%	NY	42,139	34,804
Mortgage Loan ID#1000029247	2.00%	TX	60,959	34,563
Mortgage Loan ID#1000029105	3.88%	OH	130,442	34,380
Mortgage Loan ID#1000043466	6.64%	FL	127,311	34,177
Mortgage Loan ID#1000015573	4.25%	NC	87,187	33,935
Mortgage Loan ID#1000000749	2.63%	FL	42,460	33,177
Mortgage Loan ID#1000028449	12.49%	AL	40,992	33,080
Mortgage Loan ID#1000027358	7.80%	IL	118,881	32,923
Mortgage Loan ID#1000026506	8.60%	FL	112,583	32,511
Mortgage Loan ID#1000027607	7.13%	IL	107,449	32,198
Mortgage Loan ID#1000001759	6.38%	OK	41,788	32,094
Mortgage Loan ID#1000036019	8.75%	SC	32,525	32,045
Mortgage Loan ID#1000028866	8.75%	OH	57,066	31,993
Mortgage Loan ID#1000001685	4.00%	IN	51,348	31,892
Mortgage Loan ID#1000025995	4.13%	AL	78,645	31,813
Mortgage Loan ID#1000001753	8.38%	NY	37,504	31,779
Mortgage Loan ID#1000026128	5.88%	IN	79,168	31,556
Mortgage Loan ID#1002229033	9.38%	NC	77,510	31,370
Mortgage Loan ID#1000001853	4.00%	FL	121,089	31,263
Mortgage Loan ID#1000034970	8.00%	IL	106,716	31,237
Mortgage Loan ID#1000015276	6.93%	PA	130,108	31,232
Mortgage Loan ID#1000001523	9.00%	NY	99,551	31,088
Mortgage Loan ID#1000026187	4.50%	PA	110,706	31,062
Mortgage Loan ID#1000016645	3.38%	FL	35,023	31,044
Mortgage Loan ID#1000000380	12.50%	MO	29,701	30,804
Mortgage Loan ID#1000015867	7.63%	OH	70,489	30,553
Mortgage Loan ID#1000015907	7.50%	TX	42,376	30,399
Mortgage Loan ID#1000034971	8.00%	IL	113,118	30,258
Mortgage Loan ID#1000044098	6.00%	MI	227,176	30,214
Mortgage Loan ID#1000026200	2.00%	MA	226,132	30,208
Mortgage Loan ID#1000001795	5.00%	VA	81,688	30,118
Mortgage Loan ID#1000001762	6.63%	OK	38,658	29,449
Mortgage Loan ID#1000026052	2.00%	CA	204,904	29,271
Mortgage Loan ID#1000027130	4.00%	LA	101,175	29,000
Mortgage Loan ID#1000003936	4.88%	WI	84,536	28,675
Mortgage Loan ID#1000028485	8.19%	IL	132,559	28,399
Mortgage Loan ID#7000000337	5.00%	NM	106,000	28,090
Mortgage Loan ID#1000001968	5.00%	IL	134,322	27,825
Mortgage Loan ID#1000000890	5.13%	PA	89,287	27,132
Mortgage Loan ID#7000030265	4.88%	OR	81,157	26,997
Mortgage Loan ID#7000036752	5.50%	MN	67,659	26,956
Mortgage Loan ID#1000003396	6.00%	CA	62,966	25,846
Mortgage Loan ID#1000026055	2.60%	FL	183,162	25,674
Mortgage Loan ID#1000028161	4.00%	IL	209,623	25,588
Mortgage Loan ID#1000027169	8.75%	NJ	90,920	25,337
Mortgage Loan ID#1000000666	2.63%	IN	49,619	24,951
Mortgage Loan ID#1000043745	3.38%	NJ	29,972	24,741
Mortgage Loan ID#1000003366	10.75%	NY	24,638	24,638
Mortgage Loan ID#1000044257	7.49%	PA	107,207	24,289
Mortgage Loan ID#1000029208	8.38%	FL	124,578	24,204
Mortgage Loan ID#1000043439	8.99%	IN	66,606	24,163
Mortgage Loan ID#1000036023	6.65%	OH	87,926	23,753
Mortgage Loan ID#1000029039	3.88%	PA	79,599	23,706
Mortgage Loan ID#1000003417	1.00%	NY	115,430	23,586
Mortgage Loan ID#1000001756	3.00%	NY	59,417	22,958
Mortgage Loan ID#1000029236	10.90%	FL	143,295	22,427
Mortgage Loan ID#7000018838	6.75%	MD	53,707	22,176
Mortgage Loan ID#1000002907	2.00%	FL	128,512	21,786
Mortgage Loan ID#1000016696	6.54%	NY	24,092	21,618
Mortgage Loan ID#1000016586	3.00%	CT	28,517	21,218
Mortgage Loan ID#1000035248	3.24%	PA	23,043	20,987
Mortgage Loan ID#1000001752	8.50%	IN	52,351	20,810
Mortgage Loan ID#1000000751	8.75%	FL	132,000	20,636
Mortgage Loan ID#1000003601	7.00%	MD	185,250	20,574
Mortgage Loan ID#1000025920	5.00%	MI	53,424	20,054
Mortgage Loan ID#1000003201	5.38%	RI	60,122	19,726
Mortgage Loan ID#7000029095	5.00%	CA	45,135	19,578
Mortgage Loan ID#1000002521	14.13%	TX	75,021	19,450
Mortgage Loan ID#7000000228	2.63%	CA	93,318	19,409
Mortgage Loan ID#1000001017	8.00%	NY	21,101	19,400
Mortgage Loan ID#1000000389	4.13%	OH	49,981	19,333
Mortgage Loan ID#1000003265	12.75%	TX	48,334	19,103
Mortgage Loan ID#1000003418	2.00%	NY	103,994	19,066
Mortgage Loan ID#1000043430	11.25%	NJ	22,571	19,063
Mortgage Loan ID#1000003352	10.00%	LA	75,338	18,703
Mortgage Loan ID#1000001724	7.88%	NY	35,451	18,595
Mortgage Loan ID#7000034626	4.88%	CA	46,206	18,591
Mortgage Loan ID#1000003336	3.00%	NJ	74,067	17,701
Mortgage Loan ID#1000043793	8.50%	NY	23,683	17,631
Mortgage Loan ID#1000029006	5.46%	NJ	95,825	17,402
Mortgage Loan ID#1000003372	2.00%	VA	74,770	17,062
Mortgage Loan ID#7000020155	5.50%	CA	26,792	17,042
Mortgage Loan ID#1000003266	10.63%	NC	44,512	16,825
Mortgage Loan ID#1000000747	9.50%	FL	140,000	16,478
Mortgage Loan ID#7000000429	5.00%	CA	52,413	16,428
Mortgage Loan ID#1000002467	6.75%	AZ	60,174	16,122
Mortgage Loan ID#1000029399	2.00%	MD	122,918	16,053
Mortgage Loan ID#1000002951	3.00%	NY	131,316	15,934
Mortgage Loan ID#1000003269	8.63%	AZ	49,609	15,516
Mortgage Loan ID#1000002473	6.75%	AZ	56,142	15,487
Mortgage Loan ID#1000029291	2.00%	FL	115,599	15,471
Mortgage Loan ID#1000003365	4.80%	NJ	76,460	15,365
Mortgage Loan ID#1000029417	7.94%	FL	173,000	15,270
Mortgage Loan ID#7000003226	3.00%	CA	83,751	15,239
Mortgage Loan ID#1000001120	7.50%	NY	47,436	15,009
Mortgage Loan ID#1000002466	7.00%	AZ	43,190	14,768
Mortgage Loan ID#1000003757	12.50%	MD	47,631	14,758
Mortgage Loan ID#1000017143	3.25%	CA	15,666	14,616
Mortgage Loan ID#7000004803	2.50%	CA	80,392	14,578
Mortgage Loan ID#1000017458	4.86%	VA	140,913	14,471
Mortgage Loan ID#1000003386	10.38%	FL	66,180	14,223
Mortgage Loan ID#1000025928	7.00%	MI	44,102	14,105
Mortgage Loan ID#1000015841	4.38%	MO	59,733	14,094
Mortgage Loan ID#1000003284	10.50%	NC	50,861	13,866
Mortgage Loan ID#1000028970	8.15%	WV	232,964	13,852
Mortgage Loan ID#1000026584	8.75%	FL	89,008	13,780
Mortgage Loan ID#1000003288	6.13%	NY	50,021	13,525
Mortgage Loan ID#1000034766	7.25%	NJ	58,017	13,378
Mortgage Loan ID#1000003409	2.00%	NY	103,168	12,774
Mortgage Loan ID#1000003215	12.50%	TX	19,169	12,700
Mortgage Loan ID#1000003249	11.63%	CO	29,344	12,698
Mortgage Loan ID#1000002985	10.88%	CA	53,837	12,659
Mortgage Loan ID#1000003379	5.50%	IL	81,076	12,630
Mortgage Loan ID#1000038398	7.25%	NJ	41,087	12,357
Mortgage Loan ID#5000003989	0.00%	NV	24,074	11,991
Mortgage Loan ID#7000027645	5.00%	CA	21,560	11,975
Mortgage Loan ID#1000003048	3.75%	NY	42,661	11,853
Mortgage Loan ID#1000043461	2.00%	AL	13,725	11,701
Mortgage Loan ID#1000003380	3.23%	CA	82,717	11,603
Mortgage Loan ID#1000003793	10.75%	MI	43,519	11,573
Mortgage Loan ID#1000003375	6.00%	CA	64,665	11,386
Mortgage Loan ID#1000043210	9.00%	VA	88,963	11,385
Mortgage Loan ID#1000003131	4.00%	NV	17,811	11,383
Mortgage Loan ID#1000001766	7.63%	NY	38,544	11,268
Mortgage Loan ID#1000003393	2.00%	VA	82,642	11,216
Mortgage Loan ID#1000003295	10.75%	IL	40,750	11,200
Mortgage Loan ID#1000003330	10.88%	NY	62,493	10,941
Mortgage Loan ID#1000003298	10.50%	TX	36,148	10,707
Mortgage Loan ID#1000002455	5.64%	AZ	64,279	10,705
Mortgage Loan ID#1000034925	2.00%	FL	247,505	10,389
Mortgage Loan ID#1000002461	9.00%	NV	36,352	10,314
Mortgage Loan ID#1000003006	6.38%	NY	31,939	10,209
Mortgage Loan ID#1000017272	3.00%	NY	10,802	10,011
Mortgage Loan ID#1000003373	7.41%	NY	63,145	9,944
Mortgage Loan ID#1000015928	10.25%	GA	9,305	9,770
Mortgage Loan ID#1000003425	6.15%	CA	62,016	9,647
Mortgage Loan ID#1000002468	7.25%	AZ	20,925	9,475
Mortgage Loan ID#1000003338	9.13%	NY	69,815	9,126
Mortgage Loan ID#1000000363	11.63%	NY	44,083	8,608
Mortgage Loan ID#1000029287	2.00%	FL	233,217	8,599
Mortgage Loan ID#1000003808	9.50%	NH	34,784	8,522
Mortgage Loan ID#1000003029	8.25%	FL	34,956	8,458
Mortgage Loan ID#1000002439	5.50%	AZ	66,378	8,360
Mortgage Loan ID#1000003331	9.25%	IL	37,660	8,294
Mortgage Loan ID#7000001895	5.25%	CA	24,588	8,208
Mortgage Loan ID#1000003980	5.38%	CT	32,193	8,184
Mortgage Loan ID#1000002434	8.00%	AZ	27,701	8,072
Mortgage Loan ID#1000003819	6.00%	GA	84,440	7,976
Mortgage Loan ID#1000003186	13.63%	VA	17,911	7,905
Mortgage Loan ID#1000025933	7.00%	AL	53,151	7,865
Mortgage Loan ID#1000043353	9.64%	OH	107,055	7,720
Mortgage Loan ID#1000002431	10.50%	AZ	23,921	7,717
Mortgage Loan ID#1000027712	7.75%	TX	8,373	7,668
Mortgage Loan ID#7000036678	5.00%	FL	19,421	7,570
Mortgage Loan ID#1000003961	3.81%	NJ	31,151	7,546
Mortgage Loan ID#7000057184	4.50%	AZ	19,461	7,527
Mortgage Loan ID#1000002238	2.00%	FL	144,952	7,429
Mortgage Loan ID#7000000222	2.75%	MO	32,678	7,402
Mortgage Loan ID#7000021621	5.50%	CA	12,878	7,327
Mortgage Loan ID#1000003212	13.25%	PA	29,602	7,221
Mortgage Loan ID#1000003216	4.36%	CO	45,778	7,190
Mortgage Loan ID#1000002475	7.25%	AZ	25,522	7,153
Mortgage Loan ID#1000003274	7.45%	NV	38,122	7,131
Mortgage Loan ID#1000003155	10.63%	FL	41,968	7,102
Mortgage Loan ID#1000003591	8.13%	GA	20,885	7,102
Mortgage Loan ID#1000029342	2.00%	IA	68,039	7,098
Mortgage Loan ID#1000003236	5.50%	TX	56,105	7,010
Mortgage Loan ID#1000002452	5.99%	AZ	23,451	6,966
Mortgage Loan ID#1000002442	7.50%	AZ	23,203	6,946
Mortgage Loan ID#7000016846	5.38%	FL	15,103	6,899
Mortgage Loan ID#1000003329	6.93%	VA	29,649	6,807
Mortgage Loan ID#1000002474	7.25%	AZ	24,731	6,777
Mortgage Loan ID#1000003794	11.25%	WI	44,622	6,579
Mortgage Loan ID#1000003277	5.50%	NV	49,508	6,560
Mortgage Loan ID#1000003313	8.19%	NJ	48,006	6,525
Mortgage Loan ID#1000002453	7.50%	AZ	22,473	6,498
Mortgage Loan ID#1000003042	9.63%	VA	64,843	6,369
Mortgage Loan ID#1000003077	13.25%	NM	20,398	6,335
Mortgage Loan ID#1000003203	9.50%	VA	23,924	6,168
Mortgage Loan ID#1000003044	12.38%	FL	34,731	6,107
Mortgage Loan ID#1000003227	6.00%	OR	27,211	6,049
Mortgage Loan ID#1000028818	2.00%	WI	197,272	6,040
Mortgage Loan ID#1000003106	9.38%	TX	19,576	6,037
Mortgage Loan ID#1000003224	8.75%	PA	23,537	6,037
Mortgage Loan ID#1000002445	8.50%	AZ	19,591	5,809
Mortgage Loan ID#1000003956	8.50%	AL	52,170	5,796
Mortgage Loan ID#1000003011	3.00%	CA	42,112	5,709
Mortgage Loan ID#1000002997	5.13%	NY	55,897	5,702
Mortgage Loan ID#1000002462	7.00%	AZ	19,706	5,662
Mortgage Loan ID#1000003314	10.25%	UT	42,731	5,661
Mortgage Loan ID#6000000582	1.00%	NY	60,461	5,635
Mortgage Loan ID#7000001886	5.25%	FL	20,980	5,632
Mortgage Loan ID#1000003007	6.58%	NJ	29,637	5,616
Mortgage Loan ID#7000016879	5.38%	CA	12,233	5,554
Mortgage Loan ID#1000002239	3.00%	FL	141,470	5,537
Mortgage Loan ID#7000032686	0.50%	VA	48,616	5,457
Mortgage Loan ID#1000003789	12.63%	WI	25,321	5,446
Mortgage Loan ID#1000002459	6.01%	AZ	18,051	5,414
Mortgage Loan ID#1000002426	8.50%	AZ	19,299	5,275
Mortgage Loan ID#1000003430	1.00%	VA	68,396	5,206
Mortgage Loan ID#1000003280	1.00%	AZ	66,698	5,077
Mortgage Loan ID#7000014197	5.25%	FL	17,305	5,073
Mortgage Loan ID#1000003003	9.63%	IL	21,019	5,032
Mortgage Loan ID#7000037380	3.38%	DE	15,952	5,015
Mortgage Loan ID#1000003200	5.65%	FL	40,508	4,997
Mortgage Loan ID#1000002425	8.75%	AZ	9,191	4,973
Mortgage Loan ID#1000002427	7.01%	AZ	28,320	4,911
Mortgage Loan ID#7000044724	4.50%	IL	15,771	4,853
Mortgage Loan ID#7000106608	5.00%	CA	13,772	4,757
Mortgage Loan ID#1000003407	2.00%	CA	59,517	4,589
Mortgage Loan ID#1000003303	9.63%	VA	18,868	4,551
Mortgage Loan ID#1000002983	4.82%	AZ	33,937	4,491
Mortgage Loan ID#1000003104	13.38%	OH	22,669	4,435
Mortgage Loan ID#7000029305	5.00%	PA	12,325	4,390
Mortgage Loan ID#7000034325	5.00%	AL	11,570	4,043
Mortgage Loan ID#1000003151	13.75%	MN	30,337	3,941
Mortgage Loan ID#7000040113	5.50%	FL	10,589	3,753
Mortgage Loan ID#7000049512	5.00%	FL	9,407	3,713
Mortgage Loan ID#1000003065	2.00%	PA	33,735	3,510
Mortgage Loan ID#1000003983	4.75%	CT	12,164	3,473
Mortgage Loan ID#1000003272	2.38%	AZ	41,306	3,461
Mortgage Loan ID#1000003189	1.00%	FL	42,034	3,396
Mortgage Loan ID#7000056207	5.13%	AZ	8,555	3,380
Mortgage Loan ID#1000003775	10.00%	MI	12,942	3,276
Mortgage Loan ID#1000002998	2.00%	OH	74,264	3,261
Mortgage Loan ID#1000003146	12.13%	NC	14,350	3,255
Mortgage Loan ID#1000003802	11.50%	MA	57,856	3,229
Mortgage Loan ID#1000000614	6.00%	IN	10,394	3,184
Mortgage Loan ID#7000144524	4.00%	NV	16,688	3,137
Mortgage Loan ID#1000003217	5.50%	NV	23,755	3,076
Mortgage Loan ID#1000002972	12.88%	PA	19,210	2,954
Mortgage Loan ID#1000003102	13.00%	NY	13,748	2,908
Mortgage Loan ID#1000003347	1.00%	NY	53,970	2,813
Mortgage Loan ID#7000227562	4.00%	CA	14,032	2,787
Mortgage Loan ID#1000003268	7.38%	FL	9,209	2,713
Mortgage Loan ID#7000098633	4.50%	FL	9,059	2,659
Mortgage Loan ID#1000003218	4.00%	VA	51,770	2,637
Mortgage Loan ID#1000003073	8.00%	NV	9,340	2,636
Mortgage Loan ID#7000037510	5.00%	CT	4,861	2,631
Mortgage Loan ID#1000003067	1.00%	UT	50,264	2,508
Mortgage Loan ID#5000004012	0.00%	FL	181,917	2,498
Mortgage Loan ID#7000036539	4.88%	IL	7,130	2,482
Mortgage Loan ID#7000242451	3.75%	FL	12,213	2,431
Mortgage Loan ID#1000002569	3.00%	FL	64,913	2,337
Mortgage Loan ID#7000001222	5.00%	TX	11,259	2,199
Mortgage Loan ID#7000036523	6.00%	IL	4,561	2,146
Mortgage Loan ID#1000003392	1.00%	NY	40,918	2,112
Mortgage Loan ID#1000003420	1.00%	NY	100,942	2,099
Mortgage Loan ID#7000275218	4.00%	IN	12,300	2,014
Mortgage Loan ID#1000003318	3.00%	CA	47,183	1,894
Mortgage Loan ID#1000003090	11.63%	TX	7,676	1,844
Mortgage Loan ID#1000003255	12.13%	MN	7,328	1,834
Mortgage Loan ID#7000032678	4.00%	OH	5,214	1,766
Mortgage Loan ID#1000014999	10.63%	PA	1,804	1,740
Mortgage Loan ID#1000003981	1.00%	NY	37,340	1,610
Mortgage Loan ID#7000362626	3.00%	FL	10,143	1,592
Mortgage Loan ID#1000003767	2.00%	TN	17,711	1,535
Mortgage Loan ID#1000003059	1.00%	AZ	19,417	1,503
Mortgage Loan ID#1000003246	10.75%	NJ	47,000	1,503
Mortgage Loan ID#7000314799	5.00%	OH	5,136	1,433
Mortgage Loan ID#1000003115	1.00%	NJ	28,896	1,359
Mortgage Loan ID#1000003149	12.88%	MO	9,016	1,066
Mortgage Loan ID#7000033764	5.00%	IL	14,242	1,020
Mortgage Loan ID#1000003356	1.00%	NY	85,000	964
Mortgage Loan ID#1000002992	9.88%	WY	8,953	924
Mortgage Loan ID#7000004323	2.00%	FL	123,473	832
Mortgage Loan ID#1000003378	1.00%	CA	115,395	730
Mortgage Loan ID#1000002987	10.13%	CA	60,993	647
Mortgage Loan ID#1000002531	1.00%	NY	54,090	623
Mortgage Loan ID#1000003273	3.00%	IL	8,308	609
Mortgage Loan ID#1000003815	1.00%	MD	20,472	529
Mortgage Loan ID#1000003807	1.00%	MD	25,088	519
Mortgage Loan ID#5000004002	0.00%	CA	380	373
Mortgage Loan ID#1000003220	1.00%	IL	40,163	145
Mortgage Loan ID#1000003768	6.88%	TN	17,422	87
Mortgage Loan ID#5000004010	0.00%	VA	500	-
Mortgage Loan ID#5000003997	0.00%	ID	1,610	-
Mortgage Loan ID#5000004011	0.00%	IN	3,000	-
Mortgage Loan ID#5000003985	0.00%	ME	4,375	-
Mortgage Loan ID#7000030263	5.00%	WI	5,456	-
Mortgage Loan ID#5000004018	0.00%	FL	5,250	-
Mortgage Loan ID#7000063645	5.00%	VA	11,882	-
Mortgage Loan ID#5000004007	0.00%	CA	9,400	-
Mortgage Loan ID#7000038883	5.00%	MI	18,672	-
Mortgage Loan ID#1000015919	4.50%	FL	305,112	-
Mortgage Loan ID#1000043822	2.88%	CO	9,987	-
Mortgage Loan ID#1000043918	9.15%	IN	611	-
Mortgage Loan ID#1000025930	2.00%	MS	40,865	-
Mortgage Loan ID#1000025950	4.63%	IL	114,233	-
Mortgage Loan ID#7000026184	5.00%	TN	12,619	-
Mortgage Loan ID#5000004021	0.00%	TX	24,167	-
Mortgage Loan ID#1000000581	5.50%	WA	49,291	-
Mortgage Loan ID#1000028827	5.38%	IL	302,123	-
Mortgage Loan ID#7000035642	5.00%	CO	20,576	-
Mortgage Loan ID#7000038874	6.00%	OH	12,294	-
Mortgage Loan ID#1000001468	0.00%	NY	10,000	-
Mortgage Loan ID#1000003049	10.13%	CA	36,216	-
Mortgage Loan ID#1000002538	2.00%	NY	93,439	-
Mortgage Loan ID#1000003019	1.00%	FL	32,714	-
Mortgage Loan ID#1000002406	10.25%	IL	49,062	-
Mortgage Loan ID#1000002422	10.25%	AZ	13,386	-
Mortgage Loan ID#1000002432	9.75%	AZ	21,065	-
Mortgage Loan ID#1000002519	13.38%	NJ	85,620	-
Mortgage Loan ID#1000002526	9.50%	NJ	50,000	-
Mortgage Loan ID#1000002533	12.75%	NY	179,088	-
Mortgage Loan ID#1000002553	1.00%	NV	46,768	-
Mortgage Loan ID#1000002567	11.50%	VA	58,649	-
Mortgage Loan ID#1000002582	12.75%	NY	103,510	-
Mortgage Loan ID#1000002594	12.25%	IL	13,368	-
Mortgage Loan ID#1000002649	13.00%	FL	40,803	-
Mortgage Loan ID#1000002680	13.75%	UT	69,665	-
Mortgage Loan ID#1000002681	14.00%	FL	67,464	-
Mortgage Loan ID#1000002726	13.50%	FL	41,392	-
Mortgage Loan ID#1000002758	11.00%	FL	25,933	-
Mortgage Loan ID#1000002768	11.38%	AZ	21,809	-
Mortgage Loan ID#1000002770	12.25%	FL	39,977	-
Mortgage Loan ID#1000002771	11.88%	FL	19,696	-
Mortgage Loan ID#1000002784	12.63%	FL	83,881	-
Mortgage Loan ID#1000002785	14.25%	FL	28,347	-
Mortgage Loan ID#1000002791	11.38%	FL	41,930	-
Mortgage Loan ID#1000002796	11.25%	IL	48,863	-
Mortgage Loan ID#1000002797	12.75%	FL	30,544	-
Mortgage Loan ID#1000002803	10.88%	IL	55,217	-
Mortgage Loan ID#1000002835	10.50%	NJ	58,382	-
Mortgage Loan ID#1000002848	14.25%	NJ	75,905	-
Mortgage Loan ID#1000002855	11.50%	NJ	86,000	-
Mortgage Loan ID#1000002859	11.50%	NY	68,741	-
Mortgage Loan ID#1000002874	12.50%	NY	86,796	-
Mortgage Loan ID#1000002888	14.25%	FL	87,689	-
Mortgage Loan ID#1000002919	12.25%	NY	108,421	-
Mortgage Loan ID#1000002928	12.63%	FL	141,000	-
Mortgage Loan ID#1000002931	11.63%	NY	111,295	-
Mortgage Loan ID#1000002934	11.75%	CA	63,761	-
Mortgage Loan ID#1000002970	9.63%	CA	55,487	-
Mortgage Loan ID#1000002978	9.38%	FL	22,588	-
Mortgage Loan ID#1000002981	10.50%	OH	22,827	-
Mortgage Loan ID#1000002996	11.75%	FL	82,677	-
Mortgage Loan ID#1000003027	10.50%	FL	50,213	-
Mortgage Loan ID#1000003123	14.00%	NV	18,914	-
Mortgage Loan ID#1000003147	3.00%	FL	45,801	-
Mortgage Loan ID#1000003206	10.63%	RI	63,455	-
Mortgage Loan ID#1000003253	10.25%	NJ	28,508	-
Mortgage Loan ID#1000003262	6.25%	VA	47,636	-
Mortgage Loan ID#1000003278	7.21%	NY	68,888	-
Mortgage Loan ID#1000003334	6.50%	CA	88,322	-
Mortgage Loan ID#1000003351	2.00%	NY	43,085	-
Mortgage Loan ID#1000003693	9.63%	GA	36,042	-
Mortgage Loan ID#1000003727	12.50%	MA	29,062	-
Mortgage Loan ID#1000003741	12.38%	GA	62,331	-
Mortgage Loan ID#1000003752	1.00%	MD	83,404	-
Mortgage Loan ID#1000003753	12.50%	MI	99,974	-
Mortgage Loan ID#1000003760	9.50%	MA	42,788	-
Mortgage Loan ID#1000003776	11.63%	WI	17,852	-
Mortgage Loan ID#1000003783	6.00%	AR	12,887	-
Mortgage Loan ID#1000003792	13.00%	MI	51,564	-
Mortgage Loan ID#1000003363	2.00%	NY	56,872	-
Mortgage Loan ID#1000003094	7.30%	TX	20,687	-
Mortgage Loan ID#1000003088	8.90%	TX	13,156	-
Mortgage Loan ID#1000003317	6.50%	NJ	56,266	-
Mortgage Loan ID#1000003096	11.25%	TX	11,653	-
Mortgage Loan ID#1000003068	9.01%	FL	18,958	-
Mortgage Loan ID#5000003993	0.00%	OH	500	-
Mortgage Loan ID#1000003092	12.13%	PA	6,657	-
Mortgage Loan ID#1000003207	1.00%	WA	39,095	-
Mortgage Loan ID#1000003387	5.50%	NY	63,378	-
Mortgage Loan ID#1000002530	6.00%	PA	63,818	-
Mortgage Loan ID#1000002737	2.00%	TX	19,787	-
Mortgage Loan ID#1000003362	2.00%	NJ	25,610	-
Mortgage Loan ID#1000003226	5.50%	FL	24,637	-
Mortgage Loan ID#1000002527	2.00%	NJ	20,463	-
Mortgage Loan ID#1000002435	5.18%	AZ	26,991	-
Mortgage Loan ID#1000002513	8.37%	NJ	75,425	-
Mortgage Loan ID#1000003219	11.38%	FL	43,957	-
Mortgage Loan ID#1000003000	1.00%	AZ	57,903	-
Mortgage Loan ID#1000003299	5.50%	DC	73,007	-
Mortgage Loan ID#1000003381	11.13%	NY	29,621	-
Mortgage Loan ID#1000003291	5.50%	NY	56,869	-
Mortgage Loan ID#1000003208	8.84%	PA	45,291	-
Mortgage Loan ID#1000003071	4.71%	FL	25,139	-
Mortgage Loan ID#1000002619	2.00%	FL	19,395	-
Mortgage Loan ID#1000002723	6.00%	AZ	34,945	-
Mortgage Loan ID#1000003309	10.88%	NY	30,119	-
Mortgage Loan ID#1000003801	2.00%	MD	32,712	-
Mortgage Loan ID#1000003248	5.50%	NV	30,833	-
Mortgage Loan ID#1000002904	6.00%	NY	48,338	-
Mortgage Loan ID#1000002524	2.00%	NY	83,354	-
Mortgage Loan ID#1000002571	2.00%	NJ	85,612	-
Mortgage Loan ID#1000003204	4.40%	FL	55,923	-
Mortgage Loan ID#1000003805	9.75%	GA	33,754	-
Mortgage Loan ID#1000003145	2.00%	FL	41,635	-
Mortgage Loan ID#1000002564	5.68%	FL	49,498	-
Mortgage Loan ID#1000003101	5.50%	FL	50,730	-
Mortgage Loan ID#1000003816	12.00%	GA	38,482	-
Mortgage Loan ID#1000003424	1.00%	CA	109,605	-
Mortgage Loan ID#1000003229	1.00%	PA	35,784	-
Mortgage Loan ID#1000002534	2.00%	NJ	108,500	-
Mortgage Loan ID#1000003308	11.63%	FL	73,798	-
Mortgage Loan ID#1000003164	12.50%	FL	51,085	-
Mortgage Loan ID#1000003111	9.88%	AZ	36,273	-
Mortgage Loan ID#1000003243	1.00%	CA	63,487	-
Mortgage Loan ID#1000002528	2.00%	NJ	132,028	-
Mortgage Loan ID#1000003413	2.60%	NY	64,170	-
Mortgage Loan ID#1000003357	3.00%	CA	76,518	-
Mortgage Loan ID#1000003192	2.00%	CA	39,923	-
Mortgage Loan ID#1000002905	3.00%	MN	78,572	-
Mortgage Loan ID#1000003179	9.50%	AZ	30,304	-
Mortgage Loan ID#1000003395	10.50%	NY	81,055	-
Mortgage Loan ID#1000003213	10.25%	TX	43,985	-
Mortgage Loan ID#1000003388	11.00%	NJ	71,597	-
Mortgage Loan ID#1000002517	1.00%	DC	29,170	-
Mortgage Loan ID#1000003348	3.00%	NJ	58,809	-
Mortgage Loan ID#1000003041	11.63%	IL	63,587	-
Mortgage Loan ID#1000003109	2.00%	FL	35,207	-
Mortgage Loan ID#1000003370	10.88%	CA	94,114	-
Mortgage Loan ID#1000003191	8.25%	AZ	43,940	-
Mortgage Loan ID#1000003038	4.13%	IL	48,285	-
Mortgage Loan ID#1000003391	2.00%	NJ	52,193	-
Mortgage Loan ID#1000003744	2.00%	MA	42,622	-
Mortgage Loan ID#1000003210	6.00%	FL	46,595	-
Mortgage Loan ID#1000002916	1.00%	CA	78,265	-
Mortgage Loan ID#1000003305	11.50%	CA	79,314	-
Mortgage Loan ID#1000003367	2.00%	NY	82,587	-
Mortgage Loan ID#1000002484	1.00%	IL	38,383	-
Mortgage Loan ID#1000002909	2.00%	FL	79,816	-
Mortgage Loan ID#1000003346	2.00%	NV	74,746	-
Mortgage Loan ID#1000002869	1.00%	CA	83,353	-
Mortgage Loan ID#1000002915	1.00%	NY	136,851	-
Mortgage Loan ID#1000003818	11.63%	MD	87,010	-
Mortgage Loan ID#1000002575	4.63%	NY	85,801	-
Mortgage Loan ID#1000003431	15.00%	AZ	149,277	-
Mortgage Loan ID#1000003811	9.88%	GA	47,511	-
Mortgage Loan ID#1000003304	10.50%	CA	102,564	-
Mortgage Loan ID#1000003820	6.27%	MD	66,882	-
Mortgage Loan ID#1000003364	3.00%	CA	105,953	-
Mortgage Loan ID#1000002535	2.00%	CA	200,129	-
Mortgage Loan ID#1000002417	6.50%	AZ	50,399	-
Mortgage Loan ID#1000002877	2.00%	NY	90,345	-
Mortgage Loan ID#1000003251	6.50%	CA	88,732	-
Mortgage Loan ID#1000003784	10.50%	GA	181,824	-
Mortgage Loan ID#1000002580	3.10%	NY	86,665	-
Mortgage Loan ID#1000003398	2.00%	NJ	101,770	-
Mortgage Loan ID#1000003416	2.00%	NY	126,673	-
Mortgage Loan ID#1000003355	3.00%	VA	138,295	-
Mortgage Loan ID#1000002568	10.75%	IL	52,139	-
Mortgage Loan ID#1000002556	6.38%	NV	59,406	-
Mortgage Loan ID#1000002572	8.38%	CA	82,979	-
Mortgage Loan ID#1000002890	9.75%	NY	24,250	-
Mortgage Loan ID#1000002921	8.13%	IL	80,000	-
Mortgage Loan ID#1000002942	10.25%	FL	119,951	-
Mortgage Loan ID#1000002966	7.63%	FL	36,270	-
Mortgage Loan ID#1000002984	5.63%	AZ	61,619	-
Mortgage Loan ID#1000003014	5.63%	MT	41,785	-
Mortgage Loan ID#1000003079	6.13%	HI	16,567	-
Mortgage Loan ID#1000003085	8.13%	OH	9,882	-
Mortgage Loan ID#1000003086	8.13%	OH	9,874	-
Mortgage Loan ID#1000003275	5.38%	FL	44,818	-
Mortgage Loan ID#1000002511	2.00%	NJ	297,970	-
Mortgage Loan ID#1000003588	5.63%	GA	116,000	-
Mortgage Loan ID#1000003394	6.50%	AZ	137,659	-
Mortgage Loan ID#1000003353	1.00%	WA	85,689	-
Mortgage Loan ID#1000003327	2.00%	MN	101,592	-
Mortgage Loan ID#1000003426	6.38%	IL	86,603	-
Mortgage Loan ID#1000002618	1.00%	NY	55,141	-
Mortgage Loan ID#1000002999	10.75%	TX	25,151	(150)
Mortgage Loan ID#1000003385	12.88%	NY	44,885	(1,000)
Mortgage Loan ID#1000003688	13.63%	MI	18,734	(1,000)

			364,100,790	212,815,629

Real estate acquired in settlement of loans
Real Estate Owned ID#1000043536	N/A	MI	$860,000	$815,639
Real Estate Owned ID#1000001643	N/A	FL	621,672	772,666
Real Estate Owned ID#1000038536	N/A	MA	930,546	765,000
Real Estate Owned ID#1000043808	N/A	FL	471,000	620,000
Real Estate Owned ID#1000029360	N/A	MI	544,877	490,000
Real Estate Owned ID#1000017442	N/A	AZ	511,696	403,271
Real Estate Owned ID#1000016154	N/A	FL	472,046	388,977
Real Estate Owned ID#1000029171	N/A	FL	509,600	363,075
Real Estate Owned ID#1000026659	N/A	IL	587,418	356,653
Real Estate Owned ID#1000015110	N/A	VA	404,288	335,587
Real Estate Owned ID#1000028903	N/A	CA	488,632	318,767
Real Estate Owned ID#1000026961	N/A	FL	564,276	303,403
Real Estate Owned ID#1000027710	N/A	VA	310,505	295,689
Real Estate Owned ID#1000015086	N/A	CA	391,950	295,340
Real Estate Owned ID#1000002112	N/A	VA	298,857	288,153
Real Estate Owned ID#1000044207	N/A	CA	335,489	287,009
Real Estate Owned ID#1000028945	N/A	FL	565,506	284,800
Real Estate Owned ID#1000029087	N/A	CA	374,503	274,712
Real Estate Owned ID#1000002328	N/A	FL	337,877	255,728
Real Estate Owned ID#1000028123	N/A	MN	428,646	252,680
Real Estate Owned ID#1000028807	N/A	NJ	368,033	247,636
Real Estate Owned ID#1000016358	N/A	FL	328,133	247,029
Real Estate Owned ID#1000029380	N/A	NJ	400,000	244,326
Real Estate Owned ID#1000017008	N/A	FL	334,222	239,752
Real Estate Owned ID#1000026377	N/A	CT	316,051	239,153
Real Estate Owned ID#1000044101	N/A	PA	181,868	229,531
Real Estate Owned ID#1000027658	N/A	MD	336,289	226,325
Real Estate Owned ID#1000025971	N/A	CA	332,668	223,694
Real Estate Owned ID#1000026098	N/A	NH	648,836	221,929
Real Estate Owned ID#1000043691	N/A	MN	413,140	213,153
Real Estate Owned ID#1000027008	N/A	MD	274,502	212,320
Real Estate Owned ID#1000043232	N/A	NJ	444,598	212,058
Real Estate Owned ID#1000027210	N/A	NJ	339,999	210,285
Real Estate Owned ID#1000038451	N/A	IL	184,189	209,963
Real Estate Owned ID#1000003963	N/A	WV	230,151	198,339
Real Estate Owned ID#1000034760	N/A	NY	192,490	192,849
Real Estate Owned ID#1000003526	N/A	MD	269,749	190,714
Real Estate Owned ID#1000043435	N/A	IL	235,219	187,491
Real Estate Owned ID#1000029037	N/A	WI	233,121	185,275
Real Estate Owned ID#1000026239	N/A	AZ	206,601	182,102
Real Estate Owned ID#1000016029	N/A	TX	650,022	181,884
Real Estate Owned ID#1000001490	N/A	NY	285,000	181,365
Real Estate Owned ID#1000044261	N/A	NV	329,204	179,230
Real Estate Owned ID#1000001371	N/A	OR	235,924	176,343
Real Estate Owned ID#1000002203	N/A	FL	475,842	174,771
Real Estate Owned ID#1000043996	N/A	PA	240,000	174,746
Real Estate Owned ID#1000028991	N/A	CA	328,803	171,279
Real Estate Owned ID#1000044243	N/A	AL	203,417	169,486
Real Estate Owned ID#1000035799	N/A	CA	196,015	168,461
Real Estate Owned ID#1000003962	N/A	FL	378,400	160,500
Real Estate Owned ID#1000016402	N/A	NY	352,869	159,443
Real Estate Owned ID#1000027846	N/A	CA	271,063	158,439
Real Estate Owned ID#1000015537	N/A	FL	460,000	157,399
Real Estate Owned ID#1000035172	N/A	NY	415,887	157,361
Real Estate Owned ID#1000027650	N/A	FL	340,000	157,263
Real Estate Owned ID#1000001971	N/A	CA	243,883	150,354
Real Estate Owned ID#1000016597	N/A	FL	319,000	146,284
Real Estate Owned ID#1000016279	N/A	NY	390,501	145,773
Real Estate Owned ID#1000043695	N/A	FL	165,708	144,778
Real Estate Owned ID#1000001636	N/A	FL	564,000	144,628
Real Estate Owned ID#1000026662	N/A	FL	203,460	143,912
Real Estate Owned ID#1000044040	N/A	OH	166,230	143,059
Real Estate Owned ID#1000027021	N/A	MD	247,076	141,725
Real Estate Owned ID#1000000379	N/A	TX	209,970	140,724
Real Estate Owned ID#1000043797	N/A	FL	279,623	140,695
Real Estate Owned ID#1000026577	N/A	MD	367,198	140,415
Real Estate Owned ID#1000016408	N/A	FL	357,440	137,683
Real Estate Owned ID#1000029250	N/A	IL	402,528	137,628
Real Estate Owned ID#1000001350	N/A	FL	217,822	135,905
Real Estate Owned ID#1000029124	N/A	MD	197,621	135,362
Real Estate Owned ID#1000026417	N/A	CT	263,730	135,256
Real Estate Owned ID#1000026413	N/A	MA	352,241	135,208
Real Estate Owned ID#1000044136	N/A	MD	296,082	134,999
Real Estate Owned ID#1000043370	N/A	FL	206,910	134,551
Real Estate Owned ID#1000043524	N/A	IL	240,000	133,633
Real Estate Owned ID#1000001162	N/A	OH	141,924	129,785
Real Estate Owned ID#1000016150	N/A	FL	480,000	128,689
Real Estate Owned ID#1000043629	N/A	WA	205,443	127,938
Real Estate Owned ID#1000027319	N/A	TN	155,858	125,812
Real Estate Owned ID#1000016507	N/A	PA	201,766	125,630
Real Estate Owned ID#1000026462	N/A	MS	256,448	124,475
Real Estate Owned ID#1000035018	N/A	NJ	263,766	124,008
Real Estate Owned ID#1000026072	N/A	NJ	189,212	123,481
Real Estate Owned ID#1000043953	N/A	FL	213,696	122,151
Real Estate Owned ID#1000028801	N/A	FL	187,200	122,017
Real Estate Owned ID#1000001705	N/A	NJ	158,103	121,996
Real Estate Owned ID#1000029350	N/A	WI	137,650	120,782
Real Estate Owned ID#1000029296	N/A	FL	333,511	119,800
Real Estate Owned ID#1000017385	N/A	GA	184,063	118,312
Real Estate Owned ID#1000043961	N/A	MD	197,564	115,710
Real Estate Owned ID#1000001337	N/A	FL	198,860	115,526
Real Estate Owned ID#1000027386	N/A	IL	172,880	115,008
Real Estate Owned ID#1000015468	N/A	FL	214,449	113,497
Real Estate Owned ID#1000027567	N/A	FL	341,091	110,299
Real Estate Owned ID#1000028037	N/A	FL	188,286	110,143
Real Estate Owned ID#1000043604	N/A	NJ	272,047	107,353
Real Estate Owned ID#1000027095	N/A	FL	158,150	106,789
Real Estate Owned ID#1000028824	N/A	TX	157,939	105,690
Real Estate Owned ID#1000036088	N/A	CT	240,099	103,499
Real Estate Owned ID#1000028929	N/A	FL	145,505	103,215
Real Estate Owned ID#1000044146	N/A	FL	105,075	101,771
Real Estate Owned ID#1000035766	N/A	IL	212,150	101,354
Real Estate Owned ID#1000015549	N/A	IN	138,225	100,654
Real Estate Owned ID#1000001284	N/A	IL	236,454	98,530
Real Estate Owned ID#1000043693	N/A	FL	252,393	98,151
Real Estate Owned ID#1000015254	N/A	GA	104,881	97,486
Real Estate Owned ID#1000016629	N/A	OK	189,534	96,914
Real Estate Owned ID#1000044255	N/A	NE	129,170	93,493
Real Estate Owned ID#1000026203	N/A	NJ	321,763	93,385
Real Estate Owned ID#1000029099	N/A	FL	172,481	92,192
Real Estate Owned ID#1000035463	N/A	WA	112,500	84,290
Real Estate Owned ID#1000028409	N/A	FL	190,537	84,210
Real Estate Owned ID#1000001873	N/A	NJ	169,198	83,457
Real Estate Owned ID#1000026288	N/A	OK	113,031	81,838
Real Estate Owned ID#1000027759	N/A	FL	98,443	79,814
Real Estate Owned ID#1000001933	N/A	FL	228,125	78,745
Real Estate Owned ID#1000043141	N/A	LA	133,059	77,090
Real Estate Owned ID#1000028175	N/A	IL	160,813	76,098
Real Estate Owned ID#1000034935	N/A	NY	55,895	75,390
Real Estate Owned ID#1000043412	N/A	PA	128,272	73,904
Real Estate Owned ID#1000001850	N/A	FL	144,426	71,171
Real Estate Owned ID#1000044264	N/A	FL	154,734	71,008
Real Estate Owned ID#1000001922	N/A	FL	231,309	70,862
Real Estate Owned ID#1000029077	N/A	FL	192,555	67,609
Real Estate Owned ID#1000044109	N/A	PA	115,173	65,850
Real Estate Owned ID#1000028997	N/A	FL	203,467	63,635
Real Estate Owned ID#1000043680	N/A	IL	192,224	63,327
Real Estate Owned ID#1000017412	N/A	MD	93,968	63,034
Real Estate Owned ID#1000000676	N/A	FL	135,804	61,015
Real Estate Owned ID#1000016097	N/A	FL	231,588	56,681
Real Estate Owned ID#1000035002	N/A	IL	178,595	55,699
Real Estate Owned ID#1000043302	N/A	AL	103,435	54,267
Real Estate Owned ID#1000043920	N/A	NC	92,276	52,233
Real Estate Owned ID#1000036082	N/A	MD	112,200	50,505
Real Estate Owned ID#1000043802	N/A	TX	57,665	49,863
Real Estate Owned ID#1000038562	N/A	PA	99,231	49,392
Real Estate Owned ID#1000016158	N/A	FL	210,000	47,115
Real Estate Owned ID#1000035082	N/A	FL	206,838	44,702
Real Estate Owned ID#1000015212	N/A	IL	255,025	42,618
Real Estate Owned ID#1000028867	N/A	SC	124,739	41,798
Real Estate Owned ID#1000028297	N/A	VT	143,796	41,139
Real Estate Owned ID#1000016091	N/A	NY	75,372	40,881
Real Estate Owned ID#1000043965	N/A	SC	134,739	40,473
Real Estate Owned ID#1000000523	N/A	DE	172,100	40,229
Real Estate Owned ID#1000027873	N/A	IL	172,730	40,160
Real Estate Owned ID#1000028493	N/A	FL	128,640	39,936
Real Estate Owned ID#1000035065	N/A	FL	270,320	39,503
Real Estate Owned ID#1000043119	N/A	LA	63,933	39,223
Real Estate Owned ID#1000029357	N/A	LA	92,307	37,799
Real Estate Owned ID#1000044133	N/A	MD	126,711	36,992
Real Estate Owned ID#1000017036	N/A	MO	136,489	36,813
Real Estate Owned ID#1000001874	N/A	FL	207,989	35,469
Real Estate Owned ID#1000017450	N/A	FL	158,788	32,955
Real Estate Owned ID#1000035043	N/A	IL	112,187	31,989
Real Estate Owned ID#1000034951	N/A	FL	417,000	31,943
Real Estate Owned ID#1000034967	N/A	IL	114,414	30,848
Real Estate Owned ID#1000044192	N/A	FL	122,646	29,904
Real Estate Owned ID#1000001686	N/A	NY	85,384	29,390
Real Estate Owned ID#1000026708	N/A	OH	164,273	29,370
Real Estate Owned ID#1000001314	N/A	NJ	121,443	28,576
Real Estate Owned ID#1000001862	N/A	VA	121,259	27,747
Real Estate Owned ID#1000026935	N/A	PA	62,280	27,568
Real Estate Owned ID#1000028202	N/A	MD	186,144	25,724
Real Estate Owned ID#1000029190	N/A	FL	119,170	24,475
Real Estate Owned ID#1000000374	N/A	VA	183,750	23,934
Real Estate Owned ID#1000017337	N/A	CT	183,723	23,851
Real Estate Owned ID#1000036032	N/A	IN	82,381	23,153
Real Estate Owned ID#1000043736	N/A	NJ	114,827	22,879
Real Estate Owned ID#1000026644	N/A	FL	142,402	19,673
Real Estate Owned ID#1000035077	N/A	FL	235,602	19,365
Real Estate Owned ID#1000003632	N/A	MD	126,308	19,229
Real Estate Owned ID#1000015143	N/A	FL	87,051	17,876
Real Estate Owned ID#1000044079	N/A	OH	82,331	16,721
Real Estate Owned ID#1000027257	N/A	MD	199,799	15,599
Real Estate Owned ID#1000034894	N/A	PA	86,324	13,709
Real Estate Owned ID#1000000764	N/A	FL	69,868	11,100
Real Estate Owned ID#1000028844	N/A	NJ	189,782	10,292
Real Estate Owned ID#1000028920	N/A	PA	59,746	8,700
Real Estate Owned ID#1000028197	N/A	MD	115,415	4,412
Real Estate Owned ID#1000001328	N/A	MN	186,121	4,187
Real Estate Owned ID#1000003780	N/A	GA	26,077	(2,036)
Real Estate Owned ID#1000027199	N/A	FL	95,515	(6,922)
Real Estate Owned ID#1000016929	N/A	ME	114,583	(9,542)
Real Estate Owned ID#1000001786	N/A	PA	124,851	(10,308)
Real Estate Owned ID#1000001669	N/A	IL	202,153	(13,538)

			45,134,196	24,695,810

TOTAL INVESTMENTS IN NONAFFILIATES (Cost $206,091,548)			409,234,986	237,511,439

INVESTMENTS IN AFFILIATES - 10%*

Name of Issuer			Shares	Fair Value
Short-Term Investment
BlackRock Liquidity Funds: TempFund Institutional Shares ^			27,154,836	27,154,836

TOTAL INVESTMENTS IN AFFILIATES (Cost $27,154,836)			27,154,836	27,154,836

TOTAL INVESTMENTS (Cost $233,246,384)				264,666,275

Other assets in excess of other liabilities - 10%*				30,912,296
TOTAL PARTNERS’ CAPITAL - 100%*				$295,578,571

* Percentages are stated as a percent of partners’ capital
^ Investment represents securities held or issued by related parties
All investments are in the United States of America.

Deloitte & Touche LLP 555 West 5th Street Suite 2700 Los Angeles, CA 90013-1010 USA

Tel: +1 213 688 0800
Fax: +1 213 688 0100
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Board of Directors and Partners of
PNMAC Mortgage Opportunity Fund, LP and subsidiaries:

We have audited the accompanying schedule of investments (the "schedule") of PNMAC Mortgage Opportunity Fund, LP and subsidiaries (the "Master Fund") as of December 31, 2014 (included in Item 6 of this Form N-CSR). The schedule is the responsibility of the Master Fund's management. Our responsibility is to express an opinion on this schedule based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the schedule is free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting as it relates to the schedule. Our audit included consideration of internal control over financial reporting as it relates to the schedule as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund's internal control over financial reporting as it relates to the schedule. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the schedule, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall schedule presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the schedule of investments referred to above presents fairly, in all material respects, the investments of PNMAC Mortgage Opportunity Fund, LP and subsidiaries as of December 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

October 27, 2017

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) (1) The Five persons with the most significant responsibility for the day-to-day management of the Registrant’s portfolio are Stanford L. Kurland, David A. Spector, David M. Walker, Andy S. Chang, and Vandad Fartaj. The titles, business experience, and length of service of Messrs. Kurland, Spector, Walker, Chang, and Fartaj are included in the following table:

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Stanford L. Kurland (62) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Founder, Chairman and Chief Executive Officer of the Investment Adviser	Served since May 29, 2008
Chairman and Chief Executive Officer of PennyMac Financial Services, Inc. (since 2012) and  Private National Mortgage Acceptance Company, LLC (since 2008); Chairman and Chief Executive Officer of PennyMac Loan Services, LLC (since 2008); Chairman of the Board of Trustees and Chief Executive Officer of PennyMac Mortgage Investment Trust (since 2009).
Chairman and Chief Executive Officer of the Investment Adviser
David A. Spector (51) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Chief Investment Officer	Served since May 29, 2008
President and Chief Operating Officer of PennyMac Financial Services, Inc. (since 2012); President and Chief Investment Officer of Private National Mortgage Acceptance Company, LLC (since 2008); Member of the Board of Directors of PNMAC Mortgage Opportunity Fund, LLC (since 2008) and  PNMAC Mortgage Opportunity Fund, LP (since 2008) and Member of the Board of Trustees and President and Chief Operating Officer of PennyMac Mortgage Investment Trust (since 2009).Investment Trust.

As Chief Investment Officer, is responsible for oversight of all activities pertaining to investments, and directs the activities of portfolio management, capital markets, and credit as each relates to mortgage credit and company credit risk

David M. Walker (59) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Chief Credit and Enterprise Risk Officer of the Investment Adviser	Served since May 29, 2008
Chief Credit and Enterprise Risk Officer of PennyMac Financial Services, Inc. (since 2012) and Private National Mortgage Acceptance Company, LLC (since 2008); Chief Credit and Enterprise Risk Officer of Private National Mortgage Acceptance Company, LLC (since 2011).

As Chief Credit and Enterprise Risk Officer, is responsible for developing and maintaining the loan grading system, default curves, the loan loss severity matrix, new loan underwriting and modification standards, overseeing representation and warranty claims.

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Andy S. Chang (37) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Chief Business Development Officer of the Investment Adviser	Served since May 29, 2008	Chief Business Development Officer of PennyMac Financial Services, Inc. (since 2012) and Private National Mortgage Acceptance Company, LLC (since 2009).	As Chief Business Development Officer, is responsible for establishing relationships with sellers, negotiating purchase/sales agreements, and coordinating transaction details.
Vandad Fartaj (40) c/o PNMAC Capital Management, LLC, 6101 Condor Drive, Moorpark, California 93021	Chief Capital Markets Officer of the Investment Adviser	Served since March 3, 2010
Chief Capital Markets Officer of PennyMac Financial Services, Inc. (since 2012) and Private National Mortgage Acceptance Company, LLC (since 2010); Formerly, Managing Director, Capital Markets, for Private National Mortgage Acceptance Company, LLC (2008 to 2010.
As Chief Capital Markets Officer, is responsible for all capital markets activities including asset valuation, trading, hedging and research.

(2) The following table provides information about the other accounts managed on a day-to-day basis by each of the portfolio managers as of December 31, 2014:

Name of Manager	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Stanford L. Kurland
Registered investment companies	2	$533,459,947	2	$533,459,947
Other pooled investment vehicles	3	$5,134,445,475	2	$5,134,445,475
Other accounts				$0
David A. Spector
Registered investment companies	2	$533,459,947	2	$533,459,947
Other pooled investment vehicles	3	$5,134,445,475	2	$5,134,445,475
Other accounts				$0
Vandad Fartaj
Registered investment companies	2	$533,459,947	2	$533,459,947
Other pooled investment vehicles	3	$5,134,445,475	2	$5,134,445,475
Other accounts				$0
David M. Walker
Registered investment companies	2	$533,459,947	2	$533,459,947
Other pooled investment vehicles	3	$5,134,445,475	2	$5,134,445,475
Other accounts				$0
Andy S. Chang
Registered investment companies	2	$533,459,947	2	$533,459,947
Other pooled investment vehicles	3	$5,134,445,475	2	$5,134,445,475
Other accounts				$0

 Potential Material Conflicts of Interests:

The Investment Adviser and its respective affiliates, members and employees may manage or advise other clients, including other investment vehicles and entities (“Other Accounts”). Investment opportunities will be apportioned among the Fund and Other Accounts pursuant to an allocation methodology that assesses the risk/expected return of loans in a given population such that each Fund and Other Accounts receive a pro-rata share based on capital available for investment. There is no assurance that the Fund will be offered any specific investment opportunities that come to the attention of the Investment Adviser or that the Fund will be permitted to invest the full amount it desires to invest in any such opportunity that is made available.

(3) Compensation:

Messrs. Kurland, Spector, Walker, Chang, and Fartaj receive a fixed salary from Private National Mortgage Acceptance Company, LLC (“PennyMac”), the parent company of the Investment Adviser. Additionally, each of the managers will receive pro rata distributions of the profits of PennyMac based on his equity interest therein. During the year ended December 31, 2014, Messrs. Kurland, Spector, Walker, Chang, and Fartaj received from one of the managed accounts, restricted stock units which vest over a four year period. None of Messrs. Kurland, Spector, Walker, Chang and Fartaj receive any direct compensation from the Registrant.

(4) The following table provides information about the dollar range of equity securities in the registrant beneficially owned by each of the portfolio managers as of December 31, 2014:

Name of Manager	Aggregate Dollar Range of Holdings in the Registrant
Stanford L. Kurland	None
David A. Spector	None
David M. Walker	None
Andy S. Chang	None
Vandad Fartaj	None

(b) Not applicable.
Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any changes to procedures by which shareholders may recommend nominees to the registrant’s board of directors

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable during this period. .

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By (Signature and Title)          /s/ David A. Spector
David A. Spector, CEO

Date       October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ David A. Spector
David A. Spector, CEO

Date       October 27, 2017

By (Signature and Title)          /s/ Andrew S. Chang
Andrew S. Chang, CFO

Date       October 27, 2017